UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21213

Nuveen AMT-Free Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1.   Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
April 30, 2026
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Quality Municipal Income Fund
NAD
Nuveen AMT-Free Quality Municipal Income Fund
NEA

Table
of Contents
Important Notices 3
Common Share Information 4
About the Funds’ Benchmarks 6
Fund Performance, Leverage and Holdings Summaries 7
Portfolios of Investments 13
Statement of Assets and Liabilities 107
Statement of Operations 108
Statement of Changes in Net Assets 109
Statement of Cash Flows 110
Financial Highlights 112
Notes to Financial Statements 115
Additional Fund Information 129
Glossary of Terms Used in this Report 130
Statement Regarding Basis for Approval of Investment Advisory Contract 131

Important Notices

Portfolio manager commentaries:
The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Discussion of Fund Performance section of the
Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at
www.nuveen.com . For average annual total returns as of the end of this reporting period, please refer to the Fund Performance,
Leverage and Holding Summaries section within this report.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of April 30, 2026.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current fiscal period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, NAD and NEA were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, NAD and NEA, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the
Fund's NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NAD NEA
November $0.0705 $0.0680
December 0.0705 0.0680
January 0.0705 0.0680
February 0.0705 0.0680
March 0.0705 0.0680
April 0.0705 0.0680
Total Distributions from Net Investment Income $0.4230 $0.4080
Yields
NAD NEA
Market Yield
1
7.19% 7.11%
Taxable-Equivalent Yield
1
12.15% 12.02%
1
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-
Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
NAD NEA
Maximum aggregate offering 23,000,000 30,000,000

During the current reporting period, NAD and NEA sold common shares through its Shelf Offering at a weighted average premium to its NAV per common share in the accompanying table.
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
Refer to the Notes to Financial Statements for further details on share repurchases and Fund's transactions.
NAD NEA
Common shares sold through shelf offering 170,000 1,328,000
Weighted average premium to NAV per common share sold 0.15% 0.42%

About the Funds’ Benchmarks
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Investment Grade Index
: An index designed to measure the performance of tax-exempt investment grade municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond High Yield Index
: An index designed to measure the performance of tax-exempt high yield municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-
term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
Leverage Ratios
Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment
Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change.

Fund Performance, Leverage and Holdings Summaries
(continued)

AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings.
Holdings designated N/R are not rated by these national rating agencies.

Nuveen Quality Municipal Income Fund
Fund Performance, Leverage and Holdings Summaries April 30, 2026

NAD
Performance*
a
*For purposes of Fund performance, relative results are measured against the NAD Blended Benchmark. The Fund’s Blended
Benchmark consists of: 1) 80% S&P Municipal Bond Investment Grade Index and 2) 20% S&P Municipal Bond High Yield Index. The
Fund’s performance was measured against the S&P Municipal Bond Index through September 11, 2016.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NAD at Common Share NAV 5/26/99 1.19% 6.79% (0.86)% 2.07%
NAD at Common Share Price 5/26/99 1.60% 12.15% 0.51% 2.87%
S&P Municipal Bond Index — 1.36% 6.03% 1.13% 2.29%
NAD Blended Benchmark — 1.45% 6.03% 1.24% 2.50%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$11.95 $11.76 (1.59)% (0.85)%

Leverage and Holdings
Leverage
Effective Leverage 41.78%
Regulatory Leverage 36.46%
Fund Allocation
(% of net assets)
Municipal Bonds 169 .3%
Exchange-Traded Funds 0 .2%
Investment Companies 0 .0%
Warrants 0 .0%
Other Assets & Liabilities, Net 2.2%
Floating Rate Obligations (14.4)%
AMTP Shares, Net ( 26 .0 ) %
MFP Shares, Net ( 13 .3 ) %
VRDP Shares, Net ( 18 .0 ) %
Net Assets 100%
Portfolio Composition
(% of total investments)
Transportation 26.8%
Health Care 20.1%
Tax Obligation/Limited 18.7%
Utilities 9.9%
Tax Obligation/General 7.6%
Education and Civic
Organizations 5.4%
U.S. Guaranteed 2.2%
Other 9.2%
Exchange-Traded Funds 0.1%
Investment Companies 0.0%
Total 100%
Portfolio Credit Quality
(% of total investments)
AAA 2.5%
AA 27.9%
A 38.6%
BBB 16.0%
BB or Lower 5.4%
N/R (not rated) 9.5%
N/A (not applicable) 0.1%
Total 100%

Nuveen AMT-Free Quality Municipal Income
Fund
Fund Performance, Leverage and Holdings Summaries April 30, 2026

NEA
Performance*
*For purposes of Fund performance, relative results are measured against the NEA Blended Benchmark. The Fund’s Blended
Benchmark consists of: 1) 80% S&P Municipal Bond Investment Grade Index and 2) 20% S&P Municipal Bond High Yield Index. The
Fund’s performance was measured against the S&P Municipal Bond Index through September 11, 2016.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NEA at Common Share NAV 11/21/02 1.19% 6.95% (1.16)% 2.02%
NEA at Common Share Price 11/21/02 1.98% 13.49% 0.31% 2.98%
S&P Municipal Bond Index — 1.36% 6.03% 1.13% 2.29%
NEA Blended Benchmark — 1.45% 6.03% 1.24% 2.50%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$11.53 $11.47 (0.52)% (0.62)%

Leverage and Holdings
Leverage
Effective Leverage 40.92%
Regulatory Leverage 35.32%
Fund Allocation
(% of net assets)
Municipal Bonds 165 .5%
Short-Term Municipal Bonds 0 .5%
Other Assets & Liabilities, Net 2.9%
Floating Rate Obligations (14.4)%
AMTP Shares, Net ( 0 .8 ) %
MFP Shares, Net ( 20 .3 ) %
VRDP Shares, Net ( 33 .4 ) %
Net Assets 100%
Portfolio Composition
(% of total investments)
Health Care 20.9%
Tax Obligation/Limited 19.9%
Transportation 14.4%
Utilities 12.6%
Tax Obligation/General 12.0%
Education and Civic
Organizations 7.3%
U.S. Guaranteed 4.7%
Other 8.2%
Total 100%
Portfolio Credit Quality
(% of total investments)
AAA 5.1%
AA 39.5%
A 36.6%
BBB 8.3%
BB or Lower 2.8%
N/R (not rated) 7.7%
Total 100%

Portfolio of Investments April 30, 2026
NAD
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 169.5% (100.0% of Total Investments)
3,742,830 EXCHANGE-TRADED FUNDS - 0.2% (0.1% of Total Investments) 3,742,830
150,000 (a) Nuveen High Yield Municipal Income ETF $ 3,742,830
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,614,438) 3,742,830
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments) –
8,812 BlackRock MuniHoldings Fund, Inc 103,365
32,524 Invesco Quality Municipal Income Trust 320,036
TOTAL INVESTMENT COMPANIES
(Cost $515,456) 423,401
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4729618703 MUNICIPAL BONDS - 169.3% (99.9% of Total Investments) 4729618703
ALABAMA - 3.3% (1.9% of Total Investments)
$ 5,000,000 (b) Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016C
5 .000% 11/15/46 5,001,221
5,455,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/34 5,544,480
5,550,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/35 5,633,857
3,315,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 3,515,951
2,000,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 2,033,551
10,000,000 (b),(c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32), (UB)
5 .250 05/01/56 10,167,756
3,000,000 (c) Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5 .250 12/01/53 3,224,750
5,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons I, LLC Recreation Center Project at
Samford University Series 2024A
5 .500 10/01/49 5,101,758
3,250,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons I, LLC Recreation Center Project at
Samford University Series 2024A
5 .500 10/01/54 3,289,746
2,455,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 2,540,007
2,255,000 Limestone County Water & Sewer Authority, Alabama, Water
and Sewer Revenue Bonds, Series 2022
5 .000 12/01/45 2,347,397
2,500,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5 .250 12/01/53 2,615,499
6,000,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 5,604,656
6,665,000 (b),(c) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32), (UB)
5 .000 06/01/49 7,018,854
10,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 10,248,143
1,000,000 (c) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5 .500 01/01/53 1,063,488
5,000,000 (b),(c) Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32), (UB)
5 .000 10/01/55 5,310,309
5,815,000 (b),(c) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35), (UB)
5 .000 01/01/56 5,958,874

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 4,665,000 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250% 05/01/44 $ 4,699,842
TOTAL ALABAMA 90,920,139
ALASKA - 0.1% (0.1% of Total Investments)
1,000,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/28 1,000,807
1,075,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/29 1,075,827
300,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/31 300,182
TOTAL ALASKA 2,376,816
ARIZONA - 2.9% (1.7% of Total Investments)
7,000,000 Arizona Board of Regents, Arizona State University Speed
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2024
5 .000 08/01/54 7,247,829
1,000,000 Arizona Industrial Development Authority Education Revenue
Bonds, Academies of Math & Science Projects, Series 2023
5 .375 07/01/53 955,887
11,795,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
4 .000 01/01/36 11,896,233
6,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/49 6,517,931
15,935,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/42 16,080,885
7,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/39 8,467,238
1,000,000 Pinal County Electrical District 4, Arizona, Electric System
Revenue Bonds, Refunding  Series 2015 - AGM Insured
4 .000 12/01/38 1,000,211
500,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .500 12/01/29 533,549
24,765,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 26,274,112
1,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2024
5 .000 06/15/54 864,939
TOTAL ARIZONA 79,838,814
ARKANSAS - 0.5% (0.3% of Total Investments)
5,020,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 5,084,467
6,550,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 6,711,979
3,500,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 3,342,963
TOTAL ARKANSAS 15,139,409
CALIFORNIA - 10.3% (6.1% of Total Investments)
2,665,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .000 10/01/52 2,748,191
3,500,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .450 10/01/52 2,029,901
2,945,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/27 2,846,827

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,150,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000% 09/01/28 $ 6,735,853
2,455,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/32 2,037,395
105,000 (e) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured, (ETM)
0 .000 09/01/35 78,703
95,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/35 70,116
1,055,000 Brisbane School District, San Mateo County, California, General
Obligation Bonds, Election 2003 Series 2005 - AGM Insured
0 .000 07/01/35 768,661
60,000 (e) Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B, (ETM)
0 .000 08/01/32 49,541
235,000 (e) Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B - SYNCORA GTY
Insured, (ETM)
0 .000 08/01/32 194,036
1,405,000 Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B - SYNCORA GTY
Insured
0 .000 08/01/32 1,142,465
3,685,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B -
FGIC Insured
0 .000 08/01/31 3,137,725
4,505,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B -
FGIC Insured
0 .000 08/01/33 3,555,489
4,495,000 (b),(c) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30), (UB)
5 .250 11/01/54 4,761,406
5,000,000 (c) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 5,118,143
9,000,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 7,046,991
2,500,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4 .000 07/01/61 1,836,037
2,855,000 (e) California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 2,893,855
10,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 10,045,118
16,665,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5 .000 11/15/48 16,801,346
5,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series
2024A
5 .250 07/01/49 5,078,222
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/43 5,066,675
3,250,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/47 3,260,336
2,930,000 (d) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5 .000 06/01/52 2,671,423
3,410,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not? Academy ? Obligated
Group, Series 2021A
4 .000 06/01/51 2,567,583
1,500,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2016C
5 .000 07/01/46 1,499,899
500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 500,196

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,550,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500% 12/01/54 $ 4,551,035
1,000,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 1,000,059
18,715,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 18,714,768
4,890,000 Clovis Unified School District, Fresno County, California,
General Obligation Bonds, Series 2006B - NPFG Insured
0 .000 08/01/26 4,858,876
1,000,000 Coachella Valley Unified School District, Riverside County,
California, General Obligation Bonds, Series 2005A - FGIC
Insured
0 .000 08/01/30 883,509
3,000,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4 .000 12/01/58 2,294,641
3,500,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 2,740,524
3,500,000 (e) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AGM Insured, (ETM)
0 .000 06/01/26 3,492,732
5,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 493,729
1,260,000 Huntington Beach Union High School District, Orange County,
California, Certificates of Participation, Capital Project, Series
2007 - AGM Insured
0 .000 09/01/35 918,935
5,240,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005 - AGM
Insured
0 .000 08/01/30 4,647,076
2,500,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0 .000 08/01/32 2,063,088
5,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 2,492,323
1,045,000 Lake Tahoe Unified School District, El Dorado County,
California, General Obligation Bonds, Series 2001B - NPFG
Insured
0 .000 08/01/31 896,733
10,000,000 (b) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Green Series
2022G, (AMT), (UB)
5 .000 05/15/47 10,251,141
40,000 (e) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (Pre-refunded 11/15/31), (AMT)
5 .000 05/15/46 44,129
12,835,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (AMT)
5 .000 05/15/46 13,185,542
5,955,000 (f) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 6,147,613
2,700,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 3,232,581
2,200,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 2,665,928
4,930,000 Patterson Joint Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election Series
2009B - AGM Insured
0 .000 08/01/42 2,591,851
6,000,000 (e) Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006 - FGIC
Insured, (ETM)
0 .000 10/01/34 4,590,317

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000% 08/01/41 $ 1,129,658
5,000,000 Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A - AGM Insured
7 .350 08/01/41 6,398,968
4,615,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/38 2,871,818
10,990,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/46 11,276,825
5,845,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025D,
(AMT)
5 .500 05/01/55 6,211,632
10,175,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 10,188,304
10,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A,
(AMT)
5 .000 05/01/42 10,101,705
11,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT)
5 .000 05/01/45 11,208,873
12,285,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT)
5 .000 05/01/50 12,286,071
735,000 (d) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .000 09/01/43 757,936
315,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 315,188
5,000,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000 03/01/41 5,038,627
5,000,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000 03/01/47 5,008,858
14,985,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0 .000 08/01/40 8,265,901
2,460,000 Santee School District, San Diego County, California, General
Obligation Bonds, Capital Appreciation, Election 2006, Series
2008D - AGC Insured
0 .000 08/01/33 1,962,401
1,145,000 Southern Kern Unified School District, Kern County, California,
General Obligation Bonds, Series 2006C - AGM Insured
0 .000 11/01/30 998,720
1,175,000 Southern Kern Unified School District, Kern County, California,
General Obligation Bonds, Series 2010B - AGM Insured
0 .000 11/01/35 867,682
2,410,000 Victor Elementary School District, San Bernardino County,
California, General Obligation Bonds, Series 2002A - FGIC
Insured
0 .000 08/01/26 2,394,185
3,750,000 Wiseburn School District, Los Angeles County, California,
General Obligation Bonds, Series 2011B - AGM Insured
7 .300 08/01/36 4,423,621
TOTAL CALIFORNIA 289,006,236
COLORADO - 14.2% (8.4% of Total Investments)
2,245,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 2,078,560
4,350,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 3,682,559
1,950,000 Anthem West Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2015 - BAM Insured
5 .000 12/01/35 1,952,443
2,000,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series
2022
4 .000 12/01/48 1,882,656
1,000,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 1,004,996

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,850,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000% 12/01/48 $ 1,843,828
4,195,000 (e) Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series
2016C, (Pre-refunded 12/15/26)
4 .000 12/15/34 4,230,947
5,500,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/47 5,731,127
1,163,000 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/29 1,164,576
2,165,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 2,330,467
6,314,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
California, General Obligation Bonds, Limited Tax Refunding
Series 2020A-1
5 .000 12/01/47 6,165,858
1,500,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2020A-1
5 .000 12/01/50 1,436,561
2,945,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 2,950,156
1,715,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Flagstaff Academy Project, Refunding
Series 2016
3 .625 08/01/46 1,396,285
855,000 Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Peak-to-Peak Charter School,
Refunding Series 2014
5 .000 08/15/30 855,951
3,915,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Weld County School District 6 -
Frontier Academy, Refunding & Improvement Series 2016
3 .250 06/01/46 2,963,091
5,530,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 5,838,736
545,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University Corporation for Atmospheric Research
Project, Refunding Series 2017
3 .625 09/01/31 547,650
1,200,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/36 1,199,971
1,600,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/37 1,600,040
7,485,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2026A
5 .250 03/01/56 7,769,765
5,460,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
4 .000 11/15/43 5,262,330
17,905,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 16,421,171
11,090,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/50 9,764,406
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 5,106,859
5,395,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 4,645,481
10,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000 08/01/49 8,900,510
2,725,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 2,879,309
2,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 2,371,952
1,640,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/47 1,645,619
2,445,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2024A
5 .000 05/15/54 2,493,620

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,785,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000% 09/01/50 $ 3,995,399
4,535,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
5 .000 11/01/44 4,638,058
3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/37 3,317,185
2,535,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/47 2,530,660
4,500,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 4,428,768
950,000 (e) Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017C, (Pre-refunded 3/01/28) - BAM Insured
5 .000 03/01/43 992,977
710,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017C - BAM Insured
5 .000 03/01/43 725,804
2,360,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 2,333,394
3,420,000 Colorado State, Building Excellent Schools Today, Certificates
of Participation, Series 2020R
4 .000 03/15/45 3,315,691
4,000,000 Colorado State, Building Excellent Schools Today, Certificates
of Participation, Series 2021S
4 .000 03/15/41 4,017,104
7,250,000 (e) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/46 7,290,000
2,000,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .250 12/01/47 1,966,563
2,000,000 (d) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9 .250 12/15/55 1,932,294
9,081,352 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 5,962,292
4,250,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
4 .125 11/15/53 3,735,765
2,225,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/45 2,415,290
5,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/53 5,054,638
11,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 11,233,253
11,750,000 (b) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000 12/01/48 11,775,139
9,040,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .250 12/01/48 9,152,882
4,095,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Current Interest Series 2018A-1
5 .000 08/01/48 4,099,266
2,105,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 2,106,819
5,130,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/30 5,168,903
3,900,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/36 3,918,173
3,000,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .625 12/01/48 3,000,525
385,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/35 283,844

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 150,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000% 09/01/37 $ 100,837
75,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/38 48,211
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/39 12,282
110,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/41 61,105
1,045,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 954,720
2,175,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 1,925,346
25,050,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/31 21,446,638
23,305,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 19,258,036
100,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 79,577
12,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2006A - NPFG Insured
0 .000 09/01/38 6,754,329
385,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 361,001
60,000,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 03/01/36 42,480,960
2,200,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, Enterprise Wastewater Revenue Bonds,
Improvement Series 2020A - AGM Insured
4 .000 12/01/49 2,006,482
8,000,000 Ebert Metropolitan District, Denver Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018A-1 - BAM
Insured
5 .000 12/01/43 8,229,581
937,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5 .250 12/01/48 937,837
3,550,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 3,562,979
2,000,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series
2020 - BAM Insured
4 .000 12/01/45 1,941,016
3,935,000 Flying Horse Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020A - AGM Insured
4 .000 12/01/50 3,576,113
2,545,000 (g) Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
1 .500 12/01/52 1,274,683
1,305,000 Goldsmith Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2021 - AGM Insured
4 .000 12/01/51 1,184,959
3,130,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 3,197,006
1,750,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .750 12/01/55 1,774,901
1,331,000 Meadowbrook Crossing Metropolitan District, EL Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020A
5 .250 12/01/49 1,318,763
1,500,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Series 2023 - AGM Insured
4 .375 12/01/53 1,423,712
1,750,000 Midtown at Clear Creek Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Refunding Limited Tax
Series 2023A - BAM Insured
5 .000 12/01/53 1,812,120
4,520,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series
2021
4 .000 07/01/46 4,312,297

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,250,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series
2021
4 .000% 07/01/51 $ 2,940,573
1,565,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016
5 .000 12/01/36 1,571,269
2,100,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016
5 .000 12/01/46 2,092,422
2,235,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/38 2,238,550
5,300,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 4,540,025
700,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 839,629
750,000 Thompson Crossing Metropolitan District 2, Johnstown,
Larimer County, Colorado, General Obligation Bonds, Limited
Tax Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/36 755,630
1,050,000 Traditions Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2016 - BAM
Insured
5 .000 12/01/32 1,060,565
1,000,000 Traditions Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2016 - BAM
Insured
4 .125 12/01/37 1,001,824
1,500,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series
2024A
4 .250 12/01/54 1,349,831
500,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 393,785
5,000,000 (d) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4 .750 12/01/50 4,340,261
2,000,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 2,002,547
6,225,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 6,277,941
7,700,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 5,124,847
4,000,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 3,065,942
TOTAL COLORADO 397,139,298
CONNECTICUT - 1.4% (0.8% of Total Investments)
2,135,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2021A
4 .000 07/01/51 1,898,874
850,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/45 781,305
5,355,000 (b) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .600 11/15/49 5,274,134
14,775,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A
5 .000 01/01/34 15,276,979
6,410,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A
5 .000 01/01/37 6,608,370
6,000,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A
5 .000 01/01/38 6,180,378
3,730,000 University of Connecticut, General Obligation Bonds, Series
2020A
5 .000 02/15/41 3,937,026
TOTAL CONNECTICUT 39,957,066

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE - 0.6% (0.3% of Total Investments)
$ 5,550,000 Delaware Economic Development Authority Retirement
Communities, Revenue Bonds, ACTS Retirement-Life
Communities Series 2023B
5 .250% 11/15/53 $ 5,591,908
3,000,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/50 2,895,300
7,255,000 Delaware Transportation Authority, Revenue Bonds, US 301
Project, Series 2015
5 .000 06/01/55 7,199,040
TOTAL DELAWARE 15,686,248
DISTRICT OF COLUMBIA - 2.2% (1.3% of Total Investments)
85,000 District of Columbia Housing Finance Agency, GNMA
Collateralized Single Family Mortgage Revenue Bonds, Series
1988E-4, (AMT)
6 .375 06/01/26 85,184
51,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 12,144,089
5,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
5 .000 10/01/47 5,052,530
3,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/49 2,659,706
5,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4 .000 10/01/52 4,397,499
2,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/36 1,340,788
5,000,000 (e) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, (Pre-
refunded 10/01/26) - AGC Insured
6 .500 10/01/41 5,077,720
15,800,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/43 16,099,868
3,500,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/48 3,621,286
7,400,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/53 7,609,327
4,000,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 4,183,484
TOTAL DISTRICT OF COLUMBIA 62,271,481
FLORIDA - 10.6% (6.3% of Total Investments)
1,480,000 Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A
5 .000 11/15/37 1,480,764
450,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/45 449,981
2,260,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/48 2,230,202
5,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2017, (AMT)
5 .000 10/01/47 5,007,060
1,090,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000 10/15/47 1,037,214
3,465,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 3,388,345
3,250,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .250 06/15/53 3,304,480
5,690,000 Delray Beach, Florida, Water and Sewer Revenue Improvement
Bonds, Series 2025
5 .250 10/01/55 6,010,161

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000% 07/15/46 $ 2,863,185
175,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/40 171,431
2,000,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5 .000 05/01/29 2,015,243
5,000,000 (b) Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Tampa General Hospital Project,
Series 2024A, (UB)
5 .250 08/01/49 5,186,811
2,265,000 Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Tampa General Hospital Project,
Series 2026A. Fixed Mode
5 .250 08/01/51 2,365,307
3,780,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 519,258
4,200,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 2,982,000
13,800,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .000 07/01/44 13,447,737
17,945,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/53 17,655,544
11,665,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 11,476,841
5,100,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 3,595,500
12,790,000 (c),(d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1 .000 07/01/57 8,313,500
28,705,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 29,102,412
5,000,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Series 2018E, (AMT)
5 .000 10/01/43 5,094,895
4,000,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT)
5 .000 10/01/48 4,008,028
10,305,000 Hillsborough County Aviation Authority, Florida, Tampa
International Airport Customer Facility Charge Revenue Bonds,
Series 2015A
5 .000 10/01/44 10,311,386
10,000,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/55 8,609,103
825,000 (d) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/54 698,147
1,500,000 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series
2023 - AGM Insured
5 .000 10/01/53 1,554,525
2,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .125 07/01/46 1,805,355
10,000,000 Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A
5 .250 03/01/53 10,544,217
10,050,000 (b) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A, (UB)
5 .000 04/01/53 10,058,328

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,500,000 Miami-Dade County Health Facility Authority, Florida, Hospital
Revenue Bonds, Nicklaus Children's Hospital, Refunding Series
2017
5 .000% 08/01/42 $ 1,515,217
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2015A - BAM Insured, (AMT)
5 .000 10/01/38 3,010,990
24,135,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5 .000 10/01/40 24,429,387
7,400,000 (b) Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT), (UB)
5 .000 10/01/49 7,438,291
1,130,000 (d) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5 .100 07/01/51 1,134,421
5,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/51 5,115,922
11,525,000 (b) Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022, (UB)
5 .000 07/01/51 11,792,199
6,035,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2019B
4 .000 10/01/49 5,481,987
8,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Inc. Series 2025A
4 .500 10/01/56 7,664,466
9,500,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .250 10/01/56 9,875,082
7,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 6,034,022
2,360,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 2,365,584
3,260,000 Palm Beach County Health Facilities Authority, Florida,
Retirement Communities Revenue Bonds, ACTS Retirement -
Life Communities, Inc Obligated Group, Series 2016
5 .000 11/15/32 3,285,386
1,360,000 Pine Island Community Development District, Florida, Special
Assessment Bonds, Bella Collina, Series 2004
5 .750 05/01/35 1,360,352
4,635,000 Port Saint Lucie, Florida, Public Service Tax Revenue Bonds,
Recovery Zone Facility Bond Series 2014B
5 .000 09/01/43 4,638,296
2,500,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018A
5 .000 03/15/42 2,556,280
2,000,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/42 2,033,339
9,770,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/47 9,864,984
2,000,000 Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Refunding Series
2015A
5 .000 12/01/40 2,000,706
920,000 Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area Three
Project Series 2024
6 .000 05/01/55 947,679
1,500,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/55 1,470,847
6,510,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/45 6,463,552
TOTAL FLORIDA 295,765,949
GEORGIA - 4.6% (2.7% of Total Investments)
1,890,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 1,712,838
1,775,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1
5 .250 07/01/40 1,777,077
3,400,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 3,477,818

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 3,280,000 Atlanta, Georgia, Airport General Revenue Bonds, Series
2019B, (AMT)
5 .000% 07/01/44 $ 3,353,095
14,000,000 (b) Atlanta, Georgia, Airport General Revenue Bonds, Series
2022B, (AMT), (UB)
5 .000 07/01/52 14,117,814
4,975,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4 .125 11/01/45 4,754,100
2,600,000 Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A
5 .000 04/01/47 2,612,763
3,500,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 3,576,092
3,575,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4 .000 07/01/51 3,122,590
145,000 Dalton Development Authority, Georgia, Revenue Certificates,
Hamilton Health Care System Inc., Series 1996 - NPFG Insured
5 .500 08/15/26 145,691
2,000,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 1,791,402
1,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025E
4 .850 12/01/40 1,037,769
3,500,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 3,274,955
3,285,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 3,333,454
27,810,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/49 28,522,920
10,000,000 (c),(d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 9,994,340
17,120,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .000 07/01/60 17,029,276
2,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured
5 .000 01/01/49 2,022,667
4,500,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A
5 .000 01/01/49 4,505,859
5,230,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 19A - AGM Insured
5 .000 01/01/59 5,245,367
4,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2022A
5 .500 07/01/63 4,097,847
2,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/59 1,989,583
3,465,000 Paulding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System Inc., Series
2022A
5 .000 04/01/42 3,661,672
2,750,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel Third Tier Revenue Bonds (HMT Pledge), Series
2025C
5 .000 06/01/58 2,789,548
TOTAL GEORGIA 127,946,537
GUAM - 0.4% (0.3% of Total Investments)
1,680,000 Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 1,650,375
2,915,000 Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 2,663,209
245,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016
5 .000 07/01/27 245,709
1,240,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016
5 .000 01/01/46 1,240,729
2,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 2,012,105
2,260,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/34 2,273,369
1,175,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,180,891

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUAM (continued)
$ 355,000 Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B, (AMT)
5 .000% 07/01/33 $ 362,363
TOTAL GUAM 11,628,750
HAWAII - 0.6% (0.4% of Total Investments)
6,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2017B, (AMT)
4 .000 03/01/37 5,874,892
6,000,000 Hawaii State, Airport System Revenue Bonds, Series 2022,
(AMT)
5 .000 07/01/38 6,422,133
5,000,000 Hawaii State, General Obligation Bonds, Series 2017FK 4 .000 05/01/35 5,031,711
TOTAL HAWAII 17,328,736
IDAHO - 0.7% (0.4% of Total Investments)
11,205,000 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Helath Group, Series 2017ID
5 .000 12/01/46 11,300,328
1,700,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/29 1,703,377
4,040,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/56 3,098,569
1,155,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
4 .750 09/01/26 1,155,524
310,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
5 .000 09/01/32 310,358
2,285,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 2,209,031
TOTAL IDAHO 19,777,187
ILLINOIS - 11.8% (7.0% of Total Investments)
4,325,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .000 12/01/29 3,800,479
4,235,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .000 12/01/31 3,426,462
3,110,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
5 .500 12/01/26 3,135,641
7,540,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5 .250 12/01/51 7,918,795
2,500,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A
5 .000 12/01/52 2,539,147
13,585,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/48 13,496,892
2,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016F - BAM Insured
4 .250 01/01/47 1,914,241
4,000,000 (b) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4 .625 01/01/53 3,812,456
8,010,000 (b) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5 .500 01/01/55 8,240,923
5,000,000 (b) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B, (UB)
5 .500 01/01/59 5,276,980
2,500,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2025E - BAM Insured,
(AMT)
5 .000 01/01/60 2,490,850
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2026A
5 .250 01/01/56 5,224,461
10,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2026A
5 .250 01/01/61 10,365,756
10,640,000 (b) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2026A, (UB)
5 .250 01/01/61 11,029,164
4,115,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0 .000 01/01/33 3,187,209
29,600,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0 .000 01/01/38 17,871,468
1,390,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .000 01/01/40 1,392,274

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 9,240,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .500% 01/01/49 $ 9,255,514
3,515,000 (b) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .500 01/01/49 3,520,901
3,280,000 Chicago, Illinois, General Obligation Bonds, Series 2024A 5 .250 01/01/45 3,268,633
5,090,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Series 2001A - NPFG Insured
5 .500 01/01/30 5,352,298
1,275,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Dedicated Revenues
Series 2026 - BAM Insured
5 .500 12/01/51 1,354,348
4,500,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017
5 .000 12/01/47 4,530,252
7,500,000 (b) Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017, (UB)
5 .000 12/01/47 7,550,419
3,000,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2016A
5 .000 11/15/31 3,032,120
500,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018
5 .000 11/15/34 504,630
5,000,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .450 11/01/36 5,059,078
815,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .500 11/01/36 815,255
2,785,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5 .500 11/01/36 2,790,142
410,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6 .000 12/01/45 410,130
345,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5 .000 02/15/33 351,064
2,155,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5 .000 02/15/33 2,183,579
10,000,000 (e) Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016, (Pre-refunded 6/01/26)
5 .000 12/01/46 10,017,831
10,745,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 10,746,170
5,000,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A
5 .000 08/15/52 5,047,085
15,030,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2023A
5 .250 05/15/54 15,631,167
1,830,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5 .250 06/15/32 1,869,161
450,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/39 457,298
2,500,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/43 2,619,034
3,500,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/29 3,505,528
8,250,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/32 8,261,308
4,200,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/27 4,207,172
2,000,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/42 2,147,565
785,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 819,662
11,485,000 Illinois State, General Obligation Bonds, March Series 2021A 5 .000 03/01/46 11,718,629
1,635,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/30 1,735,205
5,305,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 5,634,278
3,000,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 3,166,215
2,085,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .250 05/01/43 2,200,977
4,525,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .500 05/01/47 4,722,789
1,500,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/37 1,508,495
3,510,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 3,565,343
8,865,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 9,596,605
4,685,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 4,695,242
7,770,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/42 7,775,237
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5 .000 01/01/46 10,446,083

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5 .250% 01/01/45 $ 5,392,682
1,890,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2015B
5 .000 06/15/52 1,870,578
17,490,000 (b) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A, (UB)
5 .000 06/15/50 17,484,421
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .500 06/15/53 1,000,239
3,280,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 3,242,935
5,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/34 3,667,851
1,100,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/35 771,439
3,805,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/41 2,014,146
430,000 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Hospitality Facility, Series 1996A,
(ETM)
7 .000 07/01/26 432,842
1,350,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Refunding Series 2020B - BAM Insured
4 .000 04/01/41 1,303,522
2,495,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/58 2,639,804
2,500,000 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project &
Refunding Series 2019A - BAM Insured
4 .000 01/01/44 2,494,373
TOTAL ILLINOIS 329,510,472
INDIANA - 1.2% (0.7% of Total Investments)
1,480,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,326,094
625,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/51 533,761
1,430,000 Indiana Finance Authority, Health System Revenue Bonds,
Franciscan Alliance, Inc Obligated Group, Series 2016A
5 .000 11/01/51 1,431,515
3,950,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A
5 .000 10/01/46 4,136,574
3,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025C
5 .250 10/01/44 3,269,959
2,500,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A
5 .000 08/15/51 2,510,473
4,500,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2012A
4 .000 10/01/42 4,345,819
2,605,000 (b) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-
1, (UB)
4 .650 07/01/49 2,583,536
8,150,000 (b) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-
1, (UB)
4 .750 07/01/54 8,158,745
2,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail Project,
Series 2019A
3 .840 02/01/54 1,765,097
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 1,038,408
3,460,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/53 3,564,100
TOTAL INDIANA 34,664,081

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 1.0% (0.6% of Total Investments)
$ 2,550,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000% 09/01/41 $ 2,186,735
2,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/51 1,469,020
7,505,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 7,506,482
9,535,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 10,792,184
6,235,000 Iowa State, Hospital Revenue Bonds, University of Iowa
Hospitals and Clinics, SUI Series 2022A
4 .000 09/01/36 6,407,350
TOTAL IOWA 28,361,771
KANSAS - 0.5% (0.3% of Total Investments)
6,770,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A
5 .000 07/01/43 6,842,338
7,600,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A
5 .000 07/01/48 7,618,583
TOTAL KANSAS 14,460,921
KENTUCKY - 1.0% (0.6% of Total Investments)
6,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 6,007,986
4,790,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 5,383,639
3,655,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .875 07/01/46 4,097,749
5,000,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 4,722,090
7,100,000 (b),(c) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 7/01/30), (UB)
5 .000 05/01/55 7,454,860
TOTAL KENTUCKY 27,666,324
LOUISIANA - 2.2% (1.3% of Total Investments)
3,130,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 3,185,802
4,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
5 .000 10/01/44 4,047,566
10,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 10,030,576
6,085,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .750 09/01/64 6,257,871
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .000 09/01/66 1,918,909
3,160,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/48 3,164,202
4,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 3,944,596
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .500 05/15/55 1,056,830
10,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2020A
4 .000 05/15/49 8,773,232
3,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 3,056,348

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 4,835,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500% 09/01/59 $ 4,895,111
10,810,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/48 11,093,067
1,000,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 879,867
TOTAL LOUISIANA 62,303,977
MAINE - 0.7% (0.4% of Total Investments)
3,820,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/41 3,180,997
4,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/41 3,879,322
5,480,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 4,348,489
5,595,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 5,270,535
2,935,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/48 2,963,802
TOTAL MAINE 19,643,145
MARYLAND - 6.2% (3.7% of Total Investments)
1,730,000 (c) Anne Arundel County, Maryland, FNMA Multifamily Housing
Revenue Bonds, Glenview Gardens Apartments Project, Series
2009, (Mandatory Put 1/01/27)
5 .000 01/01/28 1,732,770
1,180,000 Anne Arundel County, Maryland, Special Tax District Revenue
Bonds, Villages of Dorchester & Farmington Village Projects,
Series 2013
5 .000 07/01/32 1,181,030
1,000,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .625 01/01/37 981,438
2,220,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
5 .000 01/01/37 2,221,928
9,215,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/42 9,224,529
2,000,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects,
Subordinate Series 2017A
5 .000 07/01/46 2,004,051
1,100,000 (e) Baltimore, Maryland, Revenue Bonds, Water Projects,
Refunding Series 1998A - FGIC Insured, (ETM)
5 .000 07/01/28 1,126,511
2,500,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2014A
5 .000 07/01/44 2,501,124
6,000,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2017A
5 .000 07/01/41 6,033,203
1,450,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5 .500 06/01/43 1,451,370
525,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/30 525,414
425,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/33 425,279
1,270,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4 .500 09/01/33 1,275,923
240,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
5 .000 09/01/38 242,020
1,895,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5 .000 06/01/36 1,896,576
250,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5 .125 06/01/43 250,104
2,000,000 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019A
3 .625 06/01/46 1,725,290

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 350,000 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019B
3 .875% 06/01/46 $ 310,719
375,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
4 .000 07/01/29 375,535
738,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
5 .000 07/01/36 750,366
3,000,000 (d) Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A
5 .000 09/01/37 2,889,596
238,000 Frederick County, Maryland, Special Obligation Bonds, Lake
Linganore Village Community Development Series 2001A -
RAAI Insured
5 .700 07/01/29 238,479
1,230,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4 .000 07/01/35 1,240,472
370,000 Frederick County, Maryland, Tax Increment and Special Tax B
Limited Obligation Bonds, Oakdale-Lake Linganore Project,
Series 2019
3 .750 07/01/39 350,703
105,000 (d) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 105,334
2,000,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5 .000 01/01/33 2,030,339
1,000,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5 .000 01/01/36 1,011,845
1,500,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
4 .000 06/01/34 1,500,055
1,550,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
5 .000 06/01/44 1,550,950
1,990,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
4 .625 10/01/28 1,992,398
2,990,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
5 .000 10/01/28 2,994,688
1,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Woodfield Oxford Square Apartments, Series 2017
5 .000 12/01/42 1,013,308
1,290,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2016
5 .000 04/01/46 1,212,710
1,710,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2017
5 .000 04/01/36 1,716,309
1,500,000 (d) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .125 02/15/34 1,496,214
1,550,000 (d) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .375 02/15/39 1,544,640
850,000 (d) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .500 02/15/47 804,930
2,125,000 Hyattsville, Maryland, Special Obligation Bonds, University
Town Center Project, Series 2016
5 .000 07/01/31 2,126,414
1,640,000 Hyattsville, Maryland, Special Obligation Bonds, University
Town Center Project, Series 2016
5 .000 07/01/34 1,640,767
1,220,000 Maryland Community Development Administration
Department of Housing and Community Development,
Housing Revenue Bonds, Series 2000A
2 .800 07/01/45 933,310
1,195,000 Maryland Community Development Administration
Department of Housing and Community Development,
Housing Revenue Bonds, Series 2014D
3 .900 07/01/40 1,189,621
680,000 Maryland Community Development Administration
Department of Housing and Community Development,
Housing Revenue Bonds, Series 2017C
3 .550 07/01/42 624,974
700,000 Maryland Community Development Administration
Department of Housing and Community Development,
Housing Revenue Bonds, Series 2020E
2 .350 07/01/45 496,533

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,445,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
3 .000% 03/01/42 $ 1,234,401
2,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020D
2 .100 09/01/40 1,557,625
2,570,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
2 .000 09/01/43 1,776,051
2,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Taxable Series 2019D
3 .350 07/01/49 1,619,066
1,000,000 Maryland Community Development Administration,
Department of Housing and Community Development,
Multifamily Development Revenue Bonds, Marlborough
Apartments, Series 2014I
3 .450 12/15/31 1,000,169
1,000,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/31 1,034,420
1,125,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/32 1,161,660
3,360,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/35 3,452,284
1,600,000 Maryland Economic Development Corporation, Air Cargo
Obligated Group Revenue Bonds, AFCO Airport Real Estate
Group, Series 2019, (AMT)
4 .000 07/01/39 1,541,263
2,500,000 Maryland Economic Development Corporation, Maryland,
Lease Revenue Bonds, Reservoir Square Project, Series 2024
5 .000 07/01/56 2,500,989
1,250,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Subordinate
Parking Facilities Revenue Bonds, Series 2018C
4 .000 06/01/48 1,036,685
840,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Subordinate
Parking Facilities Revenue Bonds, Series 2018C
4 .000 06/01/58 647,715
2,225,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds, Baltimore City Project, Senior Parking
Facilities Revenue Bonds, Series 2018A
5 .000 06/01/58 2,235,723
1,600,000 (c),(d) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 1,703,045
2,000,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 1,340,000
1,100,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/36 1,108,185
470,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/37 470,187
585,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4 .375 07/01/36 579,735
135,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Salisbury University Project,
Refunding Series 2013
5 .000 06/01/27 135,079
500,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Salisbury University Project,
Refunding Series 2013
5 .000 06/01/34 500,147
1,510,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Sheppard Pratt University Village,
Series 2012
5 .000 07/01/33 1,509,902

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,110,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, Baltimore
County Project, Refunding Series 2016 - AGM Insured
3 .600% 07/01/35 $ 1,085,657
685,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Hospital,
Series 2001 - AMBAC Insured
5 .000 07/01/27 690,382
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Hospital,
Series 2001 - AMBAC Insured
5 .000 07/01/34 1,007,926
75,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Medical
Institutions, Series 1996 - AMBAC Insured
5 .500 07/01/26 75,577
250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/34 253,336
4,820,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/38 4,864,708
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 90,202
1,450,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/38 1,452,871
600,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
4 .000 07/01/42 582,225
1,400,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/36 1,416,775
4,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 4,044,840
2,125,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/36 2,129,983
4,090,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/45 4,093,713
1,000,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
3 .250 07/01/39 840,117
265,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .125 07/01/37 265,969
500,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .250 07/01/47 492,813
915,000 (e) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Helix Health, Series 1997 - AMBAC Insured,
(ETM)
5 .000 07/01/27 925,428
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
5 .000 07/01/38 500,235
4,375,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
4 .250 07/01/41 4,375,465
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017
5 .000 07/01/33 1,021,676
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017
5 .000 07/01/44 1,008,877
2,975,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015
4 .125 07/01/47 2,845,607
175,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2016
5 .000 06/01/36 175,031
525,000 (e) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5 .000 06/01/35 525,981
1,000,000 (e) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5 .000 06/01/42 1,001,868
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2024
5 .500 06/01/47 997,163
4,260,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2017MD
5 .000 12/01/46 4,303,448
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2015
5 .000 07/01/35 1,000,859

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 5,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
5 .000% 07/01/39 $ 5,578,123
6,250,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/42 6,406,139
7,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/50 6,490,294
1,500,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2014A
3 .875 07/01/39 1,470,625
6,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
4 .000 12/01/44 5,706,781
320,000 (d) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 320,021
1,050,000 Prince George's County, Maryland, Revenue Bonds, Collington
Episcopal Life Care Community Inc., Series 2017
5 .250 04/01/37 1,052,092
1,300,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .125 07/01/39 1,308,468
1,200,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 1,200,725
1,751,000 Prince George's County, Maryland, Special Tax District Bonds,
Victoria Falls Project, Series 2005
5 .250 07/01/35 1,754,959
795,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Refunding Series 2017A-2
5 .000 11/01/31 805,018
1,070,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Series 2017A-1
5 .000 11/01/28 1,085,326
1,000,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Series 2017A-1
5 .000 11/01/37 1,005,827
500,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/42 500,221
1,000,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/47 930,736
1,000,000 (e) Washington County County Commissioners, Maryland,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019B, (ETM)
5 .000 01/01/29 1,058,613
500,000 (e) Washington County County Commissioners, Maryland,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019B, (Pre-refunded 1/01/29)
5 .000 01/01/32 529,307
TOTAL MARYLAND 174,356,107
MASSACHUSETTS - 1.2% (0.7% of Total Investments)
5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1
4 .000 07/01/51 4,579,009
539,969 (d),(g) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .750 10/15/37 5
677,039 (g) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2010
7 .625 10/15/37 7
4,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 4,037,967
3,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 3,063,901
8,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 8,312,294
1,145,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/40 1,144,936
1,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/45 1,228,073
2,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2013B
4 .500 06/01/56 1,960,421

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 1,600,000 (b) Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1, (UB)
4 .900% 12/01/59 $ 1,607,328
4,485,000 (b) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234, (UB)
4 .700 12/01/49 4,467,856
2,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2024A
5 .000 01/01/54 2,064,374
TOTAL MASSACHUSETTS 32,466,171
MICHIGAN - 3.3% (1.9% of Total Investments)
40,000 (e) Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 40,996
960,000 Eastern Michigan University, General Revenue Bonds, Series
2018A - AGM Insured
4 .000 03/01/44 919,351
10,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/55 10,621,974
4,180,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Refunding Series 2023
5 .000 05/01/53 4,303,568
2,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 2,041,725
10,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020
4 .000 11/01/55 8,897,959
10,125,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020
4 .000 11/01/55 9,107,371
6,395,000 (b) Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont Health Credit Group, Series 2016A, (UB)
5 .000 11/01/44 6,396,171
5,000,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A
4 .000 02/15/47 4,443,755
4,500,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 3,927,649
4,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 4,589,111
4,385,000 (e) Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6, (Pre-refunded 11/15/26)
4 .000 11/15/47 4,412,661
615,000 Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6
4 .000 11/15/47 565,852
2,500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
4 .700 10/01/54 2,488,778
2,450,000 (b) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .650 12/01/49 2,433,668
8,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4 .000 11/15/45 7,748,540
6,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5 .500 11/15/49 6,464,647
5,000,000 Troy School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/47 5,245,766
6,225,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2020
5 .000 05/01/50 6,388,882
TOTAL MICHIGAN 91,038,424
MINNESOTA - 3.5% (2.1% of Total Investments)
310,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/36 290,476
3,260,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 2,716,539
500,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4 .000 07/01/37 481,061

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 6,905,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000% 02/15/48 $ 6,918,122
11,925,000 (b) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5 .000 02/15/53 11,906,379
1,925,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/53 1,932,329
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/58 2,933,317
4,270,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/58 4,280,315
1,125,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
4 .125 02/01/52 1,088,758
725,000 Hawley Independent School District 150, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/43 728,806
1,870,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5 .000 07/01/48 1,630,572
500,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 415,155
5,000,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 3,882,309
2,010,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/42 2,013,699
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/31 1,055,089
1,300,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/38 1,346,379
3,420,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/44 3,482,005
4,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/49 4,018,018
2,295,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/41 2,316,757
470,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/32 475,247
450,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/35 454,330
580,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/37 584,859
750,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/41 754,593
2,745,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .250 01/01/47 2,820,189
3,345,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2024A
5 .250 01/01/54 3,448,377
1,300,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017
3 .750 03/01/38 1,300,154

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,460,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017
4 .000% 03/01/41 $ 1,460,423
270,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021A
3 .000 08/01/36 254,730
190,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B
3 .000 08/01/36 179,254
2,910,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2022A
5 .000 08/01/41 3,111,794
2,380,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/44 2,389,248
2,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019
5 .000 05/01/48 2,028,940
1,520,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5 .000 12/01/50 1,420,707
1,395,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
5 .000 12/01/39 1,406,391
2,625,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/40 2,640,179
1,250,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/43 1,251,698
780,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 714,604
2,205,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .500 09/01/36 2,211,415
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 2,503,629
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 2,502,921
1,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/44 1,446,309
1,415,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5 .000 05/01/33 1,393,334
1,000,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5 .125 05/01/48 859,107
2,245,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 2,217,969
3,150,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
5 .000 12/01/43 2,586,894
2,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/54 1,940,693
TOTAL MINNESOTA 97,794,073
MISSISSIPPI - 0.8% (0.5% of Total Investments)
1,500,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/36 1,504,228
6,000,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 6,009,489
15,500,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 15,424,526
TOTAL MISSISSIPPI 22,938,243

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 5.2% (3.1% of Total Investments)
$ 2,010,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
3 .625% 05/01/30 $ 2,010,263
1,945,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
4 .000 03/01/42 1,948,365
3,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 3,048,993
2,965,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/39 3,048,770
13,250,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 13,371,643
14,820,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/54 14,858,544
400,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 383,507
7,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 6,805,294
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/28 4,720,625
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/29 4,574,434
6,185,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4 .000 01/01/48 5,972,547
1,240,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .750 06/15/55 1,222,601
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 921,492
1,000,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016
5 .000 11/15/34 1,001,406
11,010,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 10,407,061
11,090,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 11,091,495
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 3,048,895
6,265,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/47 6,311,993
10,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/53 8,708,761
1,800,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/44 1,678,089
7,815,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/49 6,799,312
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
4 .000 06/01/48 1,770,801
7,925,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 7,924,993
4,370,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 4,369,996
725,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
4 .000 10/01/36 728,076

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 3,510,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
5 .000% 10/01/47 $ 3,532,340
6,440,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .650 11/01/49 6,399,228
1,485,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
4 .500 11/01/54 1,459,520
1,135,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4 .700 11/01/54 1,136,425
1,330,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/37 1,351,339
1,140,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/38 1,156,830
2,185,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/44 2,080,607
375,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5 .875 09/01/43 375,373
1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .125 09/01/48 996,150
TOTAL MISSOURI 145,215,768
MONTANA - 0.3% (0.2% of Total Investments)
2,090,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/43 2,130,861
6,830,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5 .250 11/15/52 7,079,408
TOTAL MONTANA 9,210,269
NEBRASKA - 0.1% (0.1% of Total Investments)
1,625,000 Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Refunding Series 2020A
4 .000 11/15/40 1,609,523
860,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
4 .125 11/01/36 860,043
540,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/45 540,243
TOTAL NEBRASKA 3,009,809
NEVADA - 0.7% (0.4% of Total Investments)
8,835,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5 .000 07/01/43 9,067,443
7,500,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
4 .000 07/01/49 6,833,158
2,400,000 Nevada System of Higher Education, Community College
Revenue Bonds, Series 2017
4 .000 07/01/41 2,400,304
TOTAL NEVADA 18,300,905
NEW HAMPSHIRE - 0.5% (0.3% of Total Investments)
3,000,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 2,643,685
1,500,000 (c),(d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 1,209,716
3,500,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6 .500 12/01/34 3,509,167

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 2,535,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000% 10/01/47 $ 2,548,640
4,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/35 4,122,462
TOTAL NEW HAMPSHIRE 14,033,670
NEW JERSEY - 5.5% (3.3% of Total Investments)
5,000,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5 .000 11/01/40 5,214,070
1,965,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .000 01/01/31 1,997,987
1,865,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 01/01/39 1,893,885
1,585,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 07/01/42 1,596,782
2,000,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/31 2,036,268
5,770,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5 .500 09/01/27 5,973,060
2,410,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
4 .000 06/15/50 2,213,048
5,275,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/51 4,911,357
2,020,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/28 2,025,507
3,340,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 3,349,018
8,155,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 8,094,084
4,890,000 (b) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 5,142,892
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/26 982,404
21,120,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/28 19,566,751
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/32 8,111,272
20,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 15,617,458
25,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/35 17,884,165
30,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/36 20,526,885
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/32 1,616,976
1,690,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/33 1,692,479
2,840,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .000 06/15/45 2,841,438
2,800,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5 .000 12/15/36 2,919,702
5,250,000 (b) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250 01/01/52 5,534,577
7,810,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A
5 .000 11/01/45 8,075,607
3,215,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/36 3,316,871

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,405,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000% 06/01/46 $ 1,394,386
TOTAL NEW JERSEY 154,528,929
NEW MEXICO - 0.4% (0.2% of Total Investments)
3,370,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2017A
5 .000 08/01/46 3,393,841
7,000,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A
4 .000 08/01/48 6,182,105
775,000 Santa Fe County, New Mexico, Correctional System Gross
Receipts Tax Revenue Bonds, Series 1997 - AGM Insured
6 .000 02/01/27 791,913
TOTAL NEW MEXICO 10,367,859
NEW YORK - 15.0% (8.8% of Total Investments)
6,600,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009
0 .000 07/15/44 2,805,993
490,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 490,000
4,000,000 (b) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A, (UB)
4 .250 05/01/52 3,604,189
600,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/34 589,622
2,295,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 2,426,547
3,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
5 .000 03/15/46 3,148,567
20,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D
4 .000 02/15/47 18,608,314
3,760,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A
5 .000 03/15/44 3,805,754
5,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 5,726,437
5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/37 5,209,175
10,000,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Refunding Series 2012A
0 .000 11/15/32 8,151,598
9,220,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024A
- BAM Insured
4 .000 11/15/48 8,365,531
2,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D
4 .000 11/15/42 1,894,857
5,000,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5 .000 11/15/56 4,951,786
8,715,000 (b) Nassau County, New York, General Obligation Bonds, General
Improvement Series 2024A, (UB)
4 .000 04/01/54 8,029,097
2,950,000 New York City Housing Development Corporation, New York,
House Impact Revenue Bonds, Green Series 2023A
4 .800 02/01/53 2,945,584
1,875,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025C-1
5 .050 11/01/50 1,912,816
740,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 753,191
500,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .750 10/01/37 315,000
1,000,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .875 10/01/46 630,000

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4 .000% 06/15/42 $ 4,957,615
3,255,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2021 Series CC-1
4 .000 06/15/51 2,955,722
6,140,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series AA-1
5 .250 06/15/52 6,457,928
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 5,163,025
20,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Subseries C-1
4 .000 11/01/42 19,634,874
9,530,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1
4 .000 08/01/45 9,090,313
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/47 5,154,026
6,250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
4 .000 05/01/51 5,641,232
3,530,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4 .250 05/01/54 3,311,205
11,210,000 (b) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D, (UB)
4 .250 05/01/54 10,515,186
3,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .250 11/01/48 3,185,757
1,770,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024F-1
5 .250 02/01/53 1,845,389
2,000,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1
5 .000 03/01/43 2,097,325
3,000,000 New York City, New York, General Obligation Bonds, Fiscal
2022 Series A-1
5 .000 08/01/47 3,085,837
2,000,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Series 2015
5 .000 11/15/45 2,000,693
20,000 New York Counties Tobacco Trust I, Tobacco Settlement Pass-
Through Bonds, Series 2000B
6 .500 06/01/35 20,009
705,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 716,368
29,820,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 29,843,790
7,210,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2021A-1
4 .000 03/15/55 6,416,970
10,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3
5 .000 03/15/48 10,472,648
13,370,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020C
5 .000 03/15/47 13,907,153
4,120,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020C
5 .000 03/15/50 4,258,086
2,000,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2022A
5 .000 03/15/46 2,095,153
19,000,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Series 2021A
4 .000 03/15/47 17,695,555
500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 500,184
17,390,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 17,327,530

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 28,800,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250% 01/01/50 $ 28,802,180
2,000,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .250 12/31/54 2,025,124
40,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 40,026
5,940,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 5,931,406
2,725,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 2,848,703
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .000 06/30/49 5,001,876
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 1,009,460
13,735,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .250 06/30/60 13,920,318
10,060,000 (b) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .250 06/30/60 10,195,734
7,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 7,551,337
6,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - BAM
Insured, (AMT)
5 .500 06/30/60 6,696,269
15,190,000 (b) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
5 .500 06/30/59 15,711,172
3,710,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 3,914,630
2,790,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .000 06/30/49 2,790,745
5,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 5,202,093
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/39 3,151,080
3,050,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/33 3,115,876
1,100,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,210,148

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventeen Series 2019
5 .000% 11/01/44 $ 5,235,176
1,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Sixth Series 2017, (AMT)
5 .000 11/15/42 1,525,448
2,835,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/29 2,378,237
2,700,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 2,081,392
4,455,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
4 .500 12/01/56 4,366,165
6,110,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1 - BAM Insured
5 .250 05/15/64 6,352,511
1,250,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 1,175,283
2,850,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 2,665,499
820,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured
5 .750 11/01/48 884,148
TOTAL NEW YORK 418,495,667
NORTH CAROLINA - 1.9% (1.1% of Total Investments)
2,500,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds, Series 2022A, (AMT)
5 .500 07/01/52 2,589,680
7,555,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 7,444,418
4,160,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .700 07/01/50 4,162,091
11,145,000 North Carolina Medial Care Commission, Health Care Facilities
Revenue Bonds, Rex Healthcare, Series 2020A
4 .000 07/01/49 10,599,475
1,570,000 North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster Project,
Refunding Series 2016
5 .000 10/01/31 1,576,538
1,655,000 North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Deerfield Episcopal Retirement
Community, Refunding First Mortgage Series 2016
5 .000 11/01/37 1,663,451
500,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/32 503,369
11,480,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 11,620,023
3,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 3,039,619
10,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5 .000 01/01/58 10,169,865
TOTAL NORTH CAROLINA 53,368,529
NORTH DAKOTA - 0.2% (0.1% of Total Investments)
520,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured
5 .000 12/01/53 526,429
700,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 697,309
1,400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/50 1,401,069
1,350,000 (b) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .750 01/01/52 1,356,846
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 2,655,759
TOTAL NORTH DAKOTA 6,637,412

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 4.1% (2.4% of Total Investments)
$ 6,250,000 (e) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250% 11/15/46 $ 6,332,583
6,000,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
4 .000 08/01/36 6,029,829
22,740,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 1,741,031
10,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 7,945,530
3,960,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Refunding Series 2017
4 .000 11/15/34 3,890,067
3,000,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Refunding Series 2017
4 .000 11/15/35 2,920,187
2,875,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/47 2,866,782
2,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .500 01/01/50 2,111,690
2,500,000 (d) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/45 2,534,365
2,000,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5 .000 12/01/51 2,000,171
1,000,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 993,567
1,500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .250 02/15/47 1,500,420
4,795,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 4,250,811
1,000,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/44 1,004,552
1,500,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 1,490,445
5,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5 .000 08/15/42 5,071,546
1,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 1,019,081
3,780,000 (c),(d) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 3,857,233
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/33 2,001,539
5,000,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 4,558,524
1,200,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D
3 .375 08/01/29 1,182,682
1,000,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A
4 .750 06/01/33 1,038,238
1,500,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2020 Project, Series 2020
4 .000 10/01/50 1,181,488

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,000,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2022 Project, Series 2022
4 .000% 10/01/52 $ 1,545,521
3,710,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5 .800 02/15/36 4,154,436
3,375,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
4 .000 02/15/38 3,398,017
16,325,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
5 .000 02/15/43 16,622,921
5,450,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 5,658,396
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,402,226
3,770,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4 .250 12/01/48 3,599,593
6,000,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5 .250 12/01/53 6,174,476
TOTAL OHIO 113,077,947
OKLAHOMA - 0.8% (0.4% of Total Investments)
1,700,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 1,679,277
1,800,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/41 1,845,850
6,815,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2017C
5 .000 01/01/47 6,855,234
10,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
4 .250 01/01/55 9,584,272
1,000,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/37 1,011,198
TOTAL OKLAHOMA 20,975,831
OREGON - 2.5% (1.5% of Total Investments)
1,455,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,456,476
2,435,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 2,482,436
725,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .250 11/15/50 711,440
4,875,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series
2016A
5 .000 01/01/48 4,875,297
3,180,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 3,181,289
2,410,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2022A
5 .000 06/01/52 2,428,692
4,250,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .500 07/01/53 4,448,527
6,645,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5 .000 07/01/47 6,651,342
15,440,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/46 15,444,964
30,870,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Series 2019A
4 .000 05/15/49 27,044,207
TOTAL OREGON 68,724,670

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 7.2% (4.2% of Total Investments)
$ 13,000,000 (b) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5 .000% 01/01/51 $ 12,915,458
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/45 975,459
1,765,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/50 1,597,156
3,800,000 (c) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation
Project, Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 3,972,002
345,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/34 357,428
3,500,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/37 3,570,966
8,385,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 8,510,172
5,400,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/33 4,129,591
11,000,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/38 6,580,677
5,410,000 (b) Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A, (UB)
5 .000 07/01/44 5,485,938
2,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/35 2,472,114
5,000,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2024A-1
5 .250 08/15/53 5,177,137
235,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 235,162
1,000,000 (c) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 1,001,083
2,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/53 2,008,451
7,730,000 (b) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project,
Series 2024, (UB)
4 .000 08/01/54 6,979,491
5,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2026A
5 .000 12/15/56 5,058,274
1,000,000 (c),(d) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 1,081,610
2,000,000 (d) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Covanta Project, Green
Series 2019A, (AMT)
3 .250 08/01/39 1,545,614
6,670,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
4 .250 11/01/48 6,255,153
12,920,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
4 .250 11/01/51 11,858,786
10,000,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
4 .375 11/01/54 9,375,021
4,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2
5 .000 11/01/54 4,029,255
12,000,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
5 .000 11/01/54 12,087,766
9,575,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/44 9,145,666

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,500,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2025
5 .500% 08/15/55 $ 2,682,122
6,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A
4 .250 02/15/55 5,722,379
12,000,000 (b) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 11,876,086
7,385,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .750 10/01/49 7,392,855
16,750,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 17,509,954
3,635,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/52 3,793,490
14,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 14,541,616
2,605,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/49 2,374,991
3,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/47 3,005,097
4,500,000 Union County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Evangelical Community Hospital Project,
Series 2018B
5 .000 08/01/48 4,493,629
TOTAL PENNSYLVANIA 199,797,649
PUERTO RICO - 2.4% (1.4% of Total Investments)
1,985,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 2,016,156
64,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 61,694
88,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 79,357
114,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 95,411
128,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 98,642
1,093,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 1,093,062
10,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 3,761,496
17,713,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 4,644,159
13,565,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 12,974,920
29,205,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 28,463,321
2,875,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 2,849,590
3,291,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 3,261,913
20,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .536 07/01/53 18,529
9,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 8,603,828
TOTAL PUERTO RICO 68,022,078

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND - 0.2% (0.1% of Total Investments)
$ 2,140,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Social 2023
Series 80A
4 .650% 10/01/53 $ 2,141,561
30,175,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 4,053,426
TOTAL RHODE ISLAND 6,194,987
SOUTH CAROLINA - 5.1% (3.0% of Total Investments)
3,500,000 Charleston County Airport District, South Carolina, Airport
Revenue Bonds, Series 2024A, (AMT)
5 .250 07/01/49 3,628,459
10,975,000 Florence, South Carolina, Combined Waterworks and
Sewerage System Revenue Bonds, Capital Improvement Series
2025
4 .000 09/01/55 9,970,081
3,175,000 Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-1
5 .000 12/01/37 3,174,834
7,500,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/41 7,506,181
2,500,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Indian Land Project, Series
2025
5 .250 11/15/50 2,583,961
21,565,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/30 19,164,479
1,250,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0 .000 01/01/31 1,076,054
1,640,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Furman University,
Refunding Series 2015
5 .000 10/01/45 1,640,034
3,500,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/55 2,933,550
1,000,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/51 780,556
2,100,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 2,225,821
10,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4 .500 11/01/54 9,651,470
10,000,000 (b) South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A, (UB)
4 .500 11/01/54 9,651,470
500,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .750 11/15/54 505,089
5,255,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2020A
5 .000 12/01/46 5,406,070
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
4 .000 11/01/48 2,304,017
6,610,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/48 6,686,287
4,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2015A
5 .000 12/01/50 3,999,942
9,750,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/46 9,784,188
9,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/56 9,000,012
2,500,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
4 .000 12/01/52 2,218,760
6,587,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B
4 .000 12/01/43 6,396,417

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 2,750,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5 .000% 07/01/55 $ 2,720,859
10,000,000 South Carolina State Ports Authority, Revenue Bonds, Series
2019B, (AMT)
5 .000 07/01/44 10,154,699
10,365,000 (b) South Carolina State Ports Authority, Revenue Bonds, Series
2019B, (AMT), (UB)
5 .000 07/01/54 10,274,520
TOTAL SOUTH CAROLINA 143,437,810
SOUTH DAKOTA - 0.5% (0.3% of Total Investments)
3,750,000 Clay County, South Dakota, General Obligation Bonds, Series
2023
5 .000 12/01/44 3,966,855
5,915,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000 09/01/40 5,982,650
1,615,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2014B
5 .000 11/01/44 1,615,799
2,905,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 2,912,034
TOTAL SOUTH DAKOTA 14,477,338
TENNESSEE - 3.1% (1.8% of Total Investments)
9,950,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/54 10,293,567
7,885,000 (b) Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-2, (UB)
5 .000 08/01/49 7,954,071
6,400,000 Cleveland Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Hamilton Health Care System, Inc. Project,
Series 2024A
5 .250 08/15/54 6,585,137
9,000,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000 07/01/36 9,255,413
5,000,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
4 .000 07/01/40 4,827,434
17,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/42 17,119,961
1,350,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured
5 .500 07/01/54 1,419,335
6,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/48 6,356,886
4,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/53 4,181,131
3,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .250 05/01/53 3,084,320
4,500,000 (b) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .250 07/01/47 4,657,035
2,000,000 (b) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .500 07/01/52 2,082,564
3,695,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .250 07/01/51 3,837,825
2,005,000 (b) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4 .700 07/01/49 1,994,601
1,080,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-1A
5 .000 07/01/50 1,096,598
2,205,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006A
5 .250 09/01/26 2,219,022
TOTAL TENNESSEE 86,964,900

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 13.1% (7.7% of Total Investments)
$ 155,000 Allen Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2016
5 .000% 02/15/39 $ 155,095
2,600,000 Allen Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
4 .375 02/15/50 2,538,619
3,430,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .375 02/15/51 2,482,231
3,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Lifeschool of Dallas Series 2024
4 .125 08/15/54 2,670,616
22,775,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/44 23,263,861
1,450,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Series 2016
5 .000 11/15/41 1,459,703
800,000 (d) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
5 .500 09/01/54 814,394
8,760,000 Carrollton-Farmers Branch Independent School District, Dallas
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/55 9,076,291
625,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2 Project Series
2024
5 .500 09/01/54 638,954
1,880,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .500 09/01/51 1,650,815
2,945,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/36 2,045,549
2,205,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/37 1,453,076
2,160,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/38 1,348,068
1,000,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/40 547,692
1,000,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .350 12/01/42 954,116
1,000,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .400 12/01/47 902,624
5,000,000 Community Independent School District, Collin & Hunt
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5 .000 02/15/53 5,150,377
4,790,000 Corpus Christi, Texas, Utility System Revenue Bonds, Refunding
& Improvement Senior Lien Series 2023
4 .000 07/15/48 4,399,276
3,270,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5 .000 02/01/48 3,400,213
2,000,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
5 .000 12/01/47 2,076,880
5,000,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 5,024,287
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 2,000,292
1,000,000 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Refunding First Tier Series 2020C - AGM
Insured
4 .000 10/01/49 915,134
1,895,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
4 .000 12/01/45 1,780,287
1,030,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/28 1,019,232

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,000,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000% 06/01/38 $ 2,688,225
5,000,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement, Green Series 2023A
4 .000 09/15/48 4,630,301
5,150,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2016A
5 .000 08/15/41 5,163,641
5,000,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2018A
4 .000 08/15/48 4,632,863
510,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/41 250,270
1,020,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/42 475,574
1,255,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/43 555,838
3,305,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/44 1,388,565
4,460,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/45 1,769,349
6,500,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/47 2,275,684
50,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/29 44,832
4,390,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/29 3,936,246
105,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 91,051
625,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 541,972
4,065,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/31 3,403,050
3,505,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/31 2,934,241
210,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/32 165,522
260,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31)
0 .000 11/15/33 192,701
2,045,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/34 1,425,335
210,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/36 129,378
920,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/36 538,484
695,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/38 378,078
3,675,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/38 1,876,342
675,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/39 344,946
1,585,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/39 755,949

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,440,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Senior Lien Series 2001G - NPFG Insured
0 .000% 11/15/41 $ 1,465,498
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/53 5,152,194
4,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2025A, (AMT)
5 .500 07/01/55 4,220,728
5,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Technical Operations Center
Project, Series 2018, (AMT)
5 .000 07/15/28 5,129,328
310,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5 .000 07/01/29 310,332
1,885,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2020A, (AMT)
5 .000 07/01/27 1,914,074
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Refunding Series 2020B-2, (AMT)
5 .000 07/15/27 1,015,914
9,545,000 (b) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C, (UB)
5 .500 09/01/58 10,165,232
4,130,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/26 4,088,537
3,130,000 (e) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured, (ETM)
0 .000 09/01/30 2,756,562
12,030,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/31 10,043,215
1,470,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/32 1,178,936
5,000,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A
5 .000 02/15/58 5,143,867
1,750,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/35 1,756,342
4,660,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2020A
5 .000 05/15/50 4,732,158
9,180,000 Matagorda County Navigation District 1, Texas, Collateralized
Revenue Refunding Bonds, Houston Light and Power
Company, Series 1997 - AMBAC Insured, (AMT)
5 .125 11/01/28 9,543,824
1,000,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .750 12/01/33 1,000,510
3,000,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
6 .125 12/01/38 3,001,358
2,450,000 (d) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,456,045
2,500,000 Montgomery Independent School District, Montgomery
County, Texas, General Obligation Bonds, School Building
Series 2024B
4 .000 02/15/54 2,342,330
4,735,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
5 .000 04/01/46 4,734,874
125,000 (e) North Central Texas Health Facilities Development
Corporation, Hospital Revenue Bonds, Presbyterian Healthcare
System, Series 1996A - NPFG Insured, (ETM)
5 .750 06/01/26 125,300
3,860,000 North Harris County Regional Water Authority, Texas, Water
Revenue Bonds, Refunding Senior Lien Series 2013
5 .000 12/15/33 3,866,041

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,815,000 North Texas Municipal Water District, Upper East Fork
Wastewater Interceptor System Contract Revenue Bonds,
Refunding & Improvement Series 2025
4 .500% 06/01/54 $ 4,763,636
4,030,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 4,761,434
8,470,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 10,087,124
2,500,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/36 1,774,784
5,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2023
5 .000 02/15/48 5,178,537
3,825,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025
5 .250 02/15/55 4,020,544
4,250,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 4,121,931
1,425,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, Series 2010E
0 .000 10/01/35 1,028,674
1,220,000 Pottsboro Independent School District, Grayson County, Texas,
General Obligation Bonds, School Building Series 2022
5 .000 02/15/47 1,264,456
1,250,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
5 .500 09/01/54 1,242,458
7,500,000 Prosper Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .250 02/15/55 7,916,812
205,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 204,983
2,500,000 San Antonio, Texas, Airport System Revenue Bonds, Refunding
Series 2012, (AMT)
5 .000 07/01/27 2,501,163
2,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/49 2,084,495
5,000,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .250 08/15/49 5,343,453
1,925,000 Stephen F. Austin State University, Texas, Revenue Bonds,
Refunding & Improvement Series 2016
5 .000 10/15/42 1,986,618
7,500,000 Tarrant County College District, Texas, General Obligation
Bonds, Series 2022
5 .000 08/15/40 8,089,740
5,000,000 (b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Cook Childrens
Medical Center, Series 2025, (UB)
5 .250 12/01/49 5,264,472
5,675,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Methodist
Hospital of Dallas, Series 2022
4 .000 10/01/47 5,119,340
2,185,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .500 11/15/47 2,329,935
2,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .000 11/15/51 2,058,405
10,000,000 (b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D, (UB)
5 .000 11/15/51 10,292,024
3,195,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A
4 .000 07/01/53 2,776,868

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000% 02/15/41 $ 2,007,301
3,000,000 Tarrant Regional Water District, Texas, Water Transmission
Facilities Contract Revenue Bonds, Dallas Project, Series 2025
4 .250 09/01/55 2,749,307
1,420,000 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Senior Lien Series 2008D
6 .250 12/15/26 1,448,857
8,330,000 Texas Private Activity Bond Surface Transportation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 8,585,323
17,635,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 17,488,146
10,000,000 (b) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .250 10/15/51 9,498,317
11,575,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
4 .750 10/15/55 11,601,416
2,490,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Series 2018
5 .000 09/01/40 2,490,228
6,900,000 Van Alstyne Independent School District, Grayson County,
Texas, General Obligation Bonds, School Building Series 2022
5 .000 02/15/47 7,144,270
65,000 Winter Garden Housing Finance Corporation, Texas, GNMA/
FNMA Mortgage-Backed Securities Program Single Family
Mortgage Revenue Bonds, Series 1994, (AMT)
6 .950 10/01/27 64,844
8,000,000 Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B
0 .000 08/15/45 3,278,639
4,370,000 Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B
0 .000 08/15/50 1,330,401
TOTAL TEXAS 366,398,253
UTAH - 1.6% (0.9% of Total Investments)
11,750,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A, (AMT)
5 .000 07/01/43 11,938,472
15,665,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/46 16,022,999
8,250,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/48 8,543,623
1,645,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/53 1,687,033
1,705,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/39 1,697,077
1,670,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/50 1,509,203
3,180,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A
5 .000 06/15/49 2,858,769
TOTAL UTAH 44,257,176
VERMONT - 0.1% (0.1% of Total Investments)
2,834,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .650 11/01/50 2,827,251
TOTAL VERMONT 2,827,251
VIRGIN ISLANDS - 0.3% (0.2% of Total Investments)
3,825,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 3,981,008
2,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/27 2,005,867
2,240,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A - AGM Insured
5 .000 10/01/34 2,261,553
TOTAL VIRGIN ISLANDS 8,248,428

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 2.1% (1.2% of Total Investments)
$ 145,000 Amherst Industrial Development Authority, Virginia, Revenue
Bonds, Sweet Briar College, Series 2006
5 .000% 09/01/26 $ 144,819
1,435,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020
4 .000 07/01/45 1,344,564
515,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 528,040
1,000,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, FHA-Insured Mortgage -
Cedar Ridge Project, Series 2007, (AMT)
4 .850 10/01/48 994,913
11,555,000 (b) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A, (UB)
4 .000 07/01/52 10,434,677
2,500,000 (d) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health
System, Series 2017A
5 .000 07/01/46 2,462,987
350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 381,279
6,115,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 5,124,459
1,500,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 1,643,251
2,140,000 Virginia Commonwealth Transportation Board, Interstate 81
Corridor Program Revenue Bonds, Senior Lien Series 2021
5 .000 05/15/57 2,204,031
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-I
4 .550 10/01/49 997,544
11,250,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 10,959,413
11,605,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 11,246,477
9,625,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 9,704,366
TOTAL VIRGINIA 58,170,820
WASHINGTON - 3.5% (2.1% of Total Investments)
2,270,000 Port Everett, Washington, Revenue Bonds, Refunding Series
2016
5 .000 12/01/46 2,270,208
15,220,000 (b) Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT), (UB)
5 .000 05/01/43 15,290,686
13,725,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/46 14,080,832
10,000,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2021A
4 .000 07/01/47 9,517,967
10,000,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2023
5 .000 03/01/53 10,325,966
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/32 4,009,073
12,260,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015A
5 .000 10/01/45 12,264,608
6,200,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B.
Exchange Purchase
3 .000 07/01/58 4,085,330
7,240,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/48 7,240,029
9,380,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 9,287,153
2,410,000 Washington State Higher Education Facilities Authority,
Revenue Bonds, Seattle University, Series 2020
4 .000 05/01/50 2,052,758

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 2,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group - SH II Properties LLC,
Blakeley & Laurel Villages Portfolio, Series 2025A - BAM
Insured
5 .250% 07/01/64 $ 2,015,452
4,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A - BAM Insured
5 .250 07/01/55 4,057,981
300,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5 .000 01/01/48 281,589
TOTAL WASHINGTON 96,779,632
WEST VIRGINIA - 0.1% (0.1% of Total Investments)
1,000,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .500 06/01/50 811,226
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 2,012,311
TOTAL WEST VIRGINIA 2,823,537
WISCONSIN - 7.0% (4.1% of Total Investments)
3,235,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Note Series 2022-B4 - AGM Insured
5 .000 04/01/36 3,531,954
1,325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/39 1,234,427
2,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/49 1,654,213
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, High Desert Montessori Charter School, Series 2021A
5 .000 06/01/51 771,017
34,226 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 222
29,918 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 193
29,439 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 189
28,482 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 182
28,003 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 178
36,381 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 231
35,902 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 227
34,705 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 219
33,987 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 214
33,269 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 208
36,859 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 230

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 35,902 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/58 $ 224
34,944 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 217
34,226 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 212
33,748 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 209
32,790 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 202
32,072 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 197
31,354 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 192
30,876 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 189
33,269 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 203
400,670 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 2,445
2,430,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150 01/01/55 2,407,857
6,400,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .250 01/01/65 6,338,123
59,473 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 388
58,635 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 380
58,216 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 376
57,797 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 371
56,960 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 364
62,405 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 397
1,544,833 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 1,049,961
61,986 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 393
61,149 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 387

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 60,730 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/54 $ 383
59,892 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 376
59,054 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 370
58,635 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 366
57,797 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 360
57,379 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 356
56,960 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 353
56,123 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 347
55,704 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 343
54,866 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 338
54,447 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 334
54,028 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 331
53,191 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 325
692,746 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 4,227
5,280,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .375 06/01/46 4,260,670
5,455,000 (b) Public Finance Authority of Wisconsin, Health Care System
Revenue Bonds, Cone Health, Series 2022A, (UB)
4 .000 10/01/52 4,918,095
2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 1,971,062
2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/62 1,940,808
2,000,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 1,560,000
20,500,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream's Meadowlands
Project, Series 2017
7 .000 12/01/50 15,990,000
8,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/52 7,163,804
3,000,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Collegiate Housing Foundation - CHF -
Wilmington L.L.C. University of North Carolina at Wilmington
Project, Series 2018
5 .000 07/01/58 3,008,204

Portfolio of Investments April 30, 2026
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 6,230,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000% 06/15/64 $ 5,686,788
4,210,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 4,231,156
8,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 8,204,165
9,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 9,210,084
5,575,000 (b) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5 .750 12/31/65 5,705,136
4,695,000 University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2024A
4 .250 04/01/52 4,315,401
270,000 (e) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1, (Pre-refunded 5/15/28)
4 .000 11/15/43 278,057
2,275,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1
4 .000 11/15/43 2,198,084
6,715,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/46 6,107,710
5,810,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B,
(UB)
5 .250 12/01/48 6,128,595
1,690,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/41 1,483,582
2,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 1,390,714
5,345,000 (b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Aspirus, Inc. Obligated Group,
Series 2017, (UB)
5 .000 08/15/52 5,345,702
4,220,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin,
Inc., Series 2017
4 .000 08/15/42 4,023,144
5,315,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc
Series 2024A
5 .500 02/15/54 5,530,170
11,440,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 11,446,794
7,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/46 7,001,603
2,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/47 1,699,305
10,235,000 (b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Refunding Series 2022A, (UB)
5 .000 04/01/52 10,430,883
8,770,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019
4 .000 12/15/49 7,708,159
11,720,000 (b) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024A, (UB)
4 .750 09/01/50 11,773,630
12,500,000 (b) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024B, (UB)
4 .750 03/01/51 12,553,421
5,000,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2026A
4 .150 09/01/41 5,014,278
TOTAL WISCONSIN 195,285,204
TOTAL MUNICIPAL BONDS
(Cost $4,705,218,918) 4,729,618,703

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION MATURITY VALUE
18,113 WARRANTS - 0.0% (0.0% of Total Investments) 18,113
TRANSPORTATION - 0.0% (0.0% of Total Investments)
9,660 (h) BL Train Holdings West LLC 11/26/35 $ 18,113
TOTAL TRANSPORTATION 18,113
TOTAL WARRANTS
(Cost $0) 18,113
TOTAL LONG-TERM INVESTMENTS
(Cost $4,709,348,812) 4,733,803,047
FLOATING RATE OBLIGATIONS - (14.4)% (402,150,000)
AMTP SHARES, NET - (26.0)%(i) (727,379,210)
MFP SHARES, NET - (13.3)%(j) (370,493,507)
VRDP SHARES, NET - (18.0)%(k) (504,170,958)
OTHER ASSETS & LIABILITIES, NET -   2.2% 63,716,411
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,793,325,783
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Affiliated holding
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $273,109,187 or 5.8% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) AMTP Shares, Net as a percentage of Total Investments is 15.4%.
(j) MFP Shares, Net as a percentage of Total Investments is 7.8%.
(k) VRDP Shares, Net as a percentage of Total Investments is 10.7%.

Portfolio of Investments April 30, 2026
NEA
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 165.5% (99.7% of Total Investments)
5731023035 MUNICIPAL BONDS - 165.5% (99.7% of Total Investments) 5731023035
ALABAMA - 1.6% (1.0% of Total Investments)
$ 3,485,000 Alabama Highway Authority, Special Obligation Revenue
Bonds, Series 2025
5 .000% 09/01/45 $ 3,760,140
15,520,000 (a) Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B
5 .000 11/15/46 15,523,788
5,920,000 Autauga County Board of Education, Alabama, Special Tax
Warrants, Series 2021
4 .000 04/01/51 5,254,758
35,000 Birmingham Airport Authority, Alabama, Airport Revenue
Bonds, Series 2020 - BAM Insured
4 .000 07/01/35 35,827
4,250,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5 .000 02/01/41 4,250,080
9,365,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 9,689,274
4,340,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 3,044,463
2,410,000 Pike Road, Alabama, General Obligation Warrants, Series 2023 5 .000 03/01/52 2,484,459
5,500,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 5,636,479
1,000,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5 .500 01/01/53 1,063,488
5,310,000 (c) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 5,349,660
TOTAL ALABAMA 56,092,416
ARIZONA - 2.3% (1.4% of Total Investments)
1,150,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017A
5 .000 07/01/47 1,127,474
1,400,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds ? Pensar Academy Project, Series
2020
5 .000 07/01/45 1,308,387
6,970,000 (a) Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 10/01/48 7,002,944
1,965,000 (a) Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .700 10/01/51 1,967,053
1,957,000 Floreo at Teravalis Community Facilities District, Arizona,
Special Assessment Revenue Bonds, District 1 Series 2025
6 .125 07/01/45 2,057,103
2,045,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Honor Health, Series 2024D
5 .000 12/01/43 2,164,495
8,895,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
4 .000 09/01/51 7,624,208
2,135,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
4 .000 01/01/36 2,153,324
3,130,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017D
4 .000 01/01/48 2,781,793
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019A
4 .000 01/01/44 4,704,535
6,550,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
4 .000 07/01/49 6,169,149
1,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5 .000 07/01/49 1,532,357
6,545,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/37 7,852,406
10,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/40 12,091,836

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,465,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000% 07/01/49 $ 1,355,151
5,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024A
5 .000 01/01/54 5,190,926
12,245,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 12,991,177
430,000 Superstition Vistas Community Facilities District 2, Arizona,
Special Assessment Bonds, Assessment Area 2, Series 2025
6 .300 07/01/49 440,776
TOTAL ARIZONA 80,515,094
ARKANSAS - 0.1% (0.0% of Total Investments)
1,750,000 (c) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 1,671,482
TOTAL ARKANSAS 1,671,482
CALIFORNIA - 3.7% (2.2% of Total Investments)
3,335,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .000 10/01/52 3,439,106
4,225,000 Alameda Unified School District, Alameda County, California,
General Obligation Bonds, Series 2005B - AGM Insured
0 .000 08/01/28 3,979,493
3,450,000 Antelope Valley Joint Union High School District, Los Angeles
and Kern Counties, California, General Obligation Bonds,
Series 2004B - NPFG Insured
0 .000 08/01/29 3,166,687
8,000,000 Beverly Hills Unified School District, Los Angeles County,
California, General Obligation Bonds, 2008 Election Series
2009
0 .000 08/01/33 6,464,352
20,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-1
5 .000 06/01/49 19,874
1,350,000 California Educational Facilities Authority, Revenue Refunding
Bonds, Loyola Marymount University, Series 2001A - NPFG
Insured
0 .000 10/01/39 806,806
1,500,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 1,509,481
965,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5 .000 10/15/47 962,141
5,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2017
4 .000 08/01/36 5,000,115
5,000 California State, General Obligation Bonds, Series 2004 -
AMBAC Insured
5 .000 04/01/31 5,010
9,130,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 9,129,887
10,445,000 Castaic Lake Water Agency, California, Certificates of
Participation, Water System Improvement Project, Series 1999a
- AMBAC Insured
0 .000 08/01/29 9,608,813
7,775,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 6,087,878
910,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
6 .850 01/15/42 1,084,982
5,000,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0 .000 08/01/32 4,126,175
1,500,000 Lincoln Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 1, Series 2005
- AMBAC Insured
0 .000 09/01/26 1,481,811
885,000 (d) Los Angeles Department of Water and Power, California,
Electric Plant Revenue Bonds, Series 1994, (ETM)
5 .375 02/15/34 902,696

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,490,000 Madera Unified School District, Madera County, California,
General Obligation Bonds, Election 2002 Series 2005 - NPFG
Insured
0 .000% 08/01/27 $ 2,404,947
10,335,000 (e) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 10,669,284
5,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
6 .500 11/01/39 6,664,819
14,100,000 New Haven Unified School District, California, General
Obligation Bonds, Refunding Series 2009 - AGC Insured
0 .000 08/01/34 10,800,466
2,500,000 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series
2005B
0 .000 08/01/29 2,285,156
1,745,000 (d) Orange County Water District, California, Revenue Certificates
of Participation, Series 2003B, (Pre-refunded 8/15/32) - NPFG
Insured
5 .000 08/15/34 1,984,482
1,490,000 (d) Orange County Water District, California, Revenue Certificates
of Participation, Series 2003B - NPFG Insured, (ETM)
5 .000 08/15/34 1,644,927
1,000,000 Pajaro Valley Unified School District, Santa Cruz County,
California, General Obligation Bonds, Series 2005B - AGM
Insured
0 .000 08/01/29 916,998
9,320,000 Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
0 .000 08/01/33 6,973,177
1,800,000 Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A
0 .000 08/01/28 1,700,308
4,080,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A
5 .000 07/01/47 4,126,181
2,965,000 San Juan Unified School District, Sacramento County,
California, General Obligation Bonds, Series 2004A - NPFG
Insured
0 .000 08/01/28 2,794,571
4,005,000 San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election of 2000, Series
2002B - FGIC Insured
0 .000 09/01/26 3,971,346
15,750,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0 .000 08/01/39 9,163,830
20,990,000 Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed, Capital Appreciation Bonds,
San Diego County Tobacco Asset Securitization Corporation,
Refunding Senior Series 2019B-Class 2
0 .000 06/01/54 3,840,752
TOTAL CALIFORNIA 127,716,551
COLORADO - 15.6% (9.4% of Total Investments)
1,750,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 1,620,258
6,600,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 5,587,331
1,250,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,284,016
2,500,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/38 2,528,979
1,610,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series
2022
4 .000 12/01/48 1,515,538
2,220,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series
2022
4 .000 12/01/52 2,022,706
3,315,000 Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam
Facility and Other System Improvements Project, First Lien
Series 2021
4 .000 08/01/46 3,246,322
2,000,000 Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam
Facility and Other System Improvements Project, First Lien
Series 2021
4 .000 08/01/51 1,849,967
9,000,000 Boulder Valley School District RE2, Boulder County, Colorado,
General Obligation Bonds, Series 2019A
4 .000 12/01/48 8,406,572

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,010,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000% 06/01/42 $ 3,241,597
7,975,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/52 8,197,475
1,150,000 Castle Oaks Metropolitan District 3, Castle Rock, Douglas
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020 - AGM Insured
4 .000 12/01/50 1,036,302
1,060,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Series 2018
5 .250 12/01/48 1,061,309
1,575,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 1,575,641
3,620,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 3,619,750
1,445,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 1,555,439
2,375,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 2,524,959
2,545,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
5 .000 03/01/47 2,559,411
2,005,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/34 2,055,061
4,615,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/35 4,730,229
7,205,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/36 7,384,897
8,715,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/37 8,932,599
4,105,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/42 4,207,495
8,545,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/47 8,758,354
10,575,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 9,698,626
33,390,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/50 29,398,873
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2018A
5 .000 11/15/48 3,042,115
25,540,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 26,085,836
11,075,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 9,536,367
17,205,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000 08/01/49 15,313,327
3,410,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 3,603,098
3,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/50 2,947,910
750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/37 758,582
7,080,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/45 7,473,560
3,000,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 3,166,763
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
4 .000 11/01/39 3,935,284

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000% 01/01/38 $ 3,304,829
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019B
4 .000 01/01/40 4,935,313
4,150,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 4,084,308
1,886,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .625 12/01/32 1,891,645
2,660,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 2,662,555
2,000,000 Colorado School of Mines Board of Trustees, Golden,
Colorado, Institutional Enterprise Revenue Bonds, Green Series
2023C
5 .250 12/01/53 2,092,548
10,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/53 10,513,228
1,500,000 (d) Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/41 1,530,347
6,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 5,932,358
7,000,000 Colorado State, Building Excellent Schools Today, Certificates
of Participation, Series 2019O
4 .000 03/15/44 6,896,845
2,550,000 Colorado State, Certificates of Participation, Lease Purchase
Agreement Department of Transportation Second Amended &
Restated Headquaters Facilities, Refunding Series 2020
4 .000 06/15/41 2,563,250
5,000,000 Colorado State, Certificates of Participation, Rural Series 2018A 4 .000 12/15/35 5,073,658
7,115,000 (d) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/41 7,154,255
1,000,000 (d) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/46 1,005,517
1,250,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5 .000 12/01/39 1,254,577
15,355,378 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 10,081,455
2,930,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .000 11/15/47 3,055,527
5,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/43 5,155,504
6,500,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Current Interest Series 2018A-1
5 .000 08/01/48 6,506,772
10,000,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/51 9,107,178
5,120,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 5,154,387
2,935,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/35 2,950,248
1,800,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/40 1,801,642
315,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 316,000
1,500,000 (c) DIATC Metropolitan District, Commerce City, Adams County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2019
5 .000 12/01/49 1,475,749
45,540,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 40,312,764

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 16,635,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000% 09/01/32 $ 13,746,296
49,250,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 39,191,815
9,310,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 8,729,666
2,900,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/34 2,200,500
18,500,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 03/01/36 13,098,296
5,950,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 5,971,753
3,850,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series
2020 - BAM Insured
4 .000 12/01/49 3,552,797
5,000,000 Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds,
Series 2023
5 .000 12/01/47 5,222,731
4,070,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 4,157,129
5,700,000 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021
- AGM Insured
4 .000 12/01/46 5,435,267
1,440,000 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021
- AGM Insured
4 .000 12/01/51 1,303,041
2,000,000 Leyden Rock Metropolitan District, Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2021 - AGM
Insured
4 .000 12/01/51 1,776,004
1,000,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/36 1,004,579
1,000,000 Louisville, Boulder County, Colorado, General Obligation
Bonds, Limited Tax, Series 2017
4 .000 12/01/36 1,002,134
1,730,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .750 12/01/52 1,775,834
1,230,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Senior Series 2021A - AGM Insured
4 .000 12/01/51 1,086,684
1,085,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .750 12/01/47 1,085,110
5,000,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series
2021
4 .000 07/01/51 4,523,959
2,325,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .000 07/01/42 2,473,910
4,055,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/39 4,042,847
3,000,000 Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2022
4 .000 11/01/47 2,851,932
3,168,000 (c) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series
2023A
6 .500 08/01/53 3,236,490
595,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 568,769
9,865,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 9,942,018
3,600,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/47 3,608,466

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,350,000 Roaring Fork Transporation Authority, Colorado, Property Tax
Revenue Bonds, Series 2021A
4 .000% 12/01/46 $ 2,250,120
850,000 Sierra Ridge Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Bonds, Series 2022 - AGM Insured
5 .000 12/01/52 864,394
1,000,000 (c) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5 .750 12/01/52 1,014,154
1,245,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
5 .000 12/01/47 1,239,816
3,250,000 Thompson Crossing Metropolitan District 2, Johnstown,
Larimer County, Colorado, General Obligation Bonds, Limited
Tax Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/46 3,251,897
515,000 (c) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
3 .000 12/01/30 482,326
1,300,000 (c) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
5 .000 12/01/44 1,301,062
995,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 783,632
1,000,000 Triview Metropolitan District, El Paso County, Colorado, Water
and Wastewater Enterprise Revenue Bonds, Green Series 2020
- BAM Insured
3 .250 12/01/45 816,158
2,500,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Green Series 2021A
4 .000 06/01/46 2,391,243
2,500,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 2,503,184
5,000,000 Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020
5 .000 12/01/44 5,216,319
2,175,000 Weld County School District RE1, Colorado, General
Obligation Bonds, Series 2017
5 .000 12/15/30 2,201,921
5,650,000 Weld County School District RE-4, Windsor, Colorado, General
Obligation Bonds, Series 2023
5 .250 12/01/47 6,005,498
7,810,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 7,876,420
10,825,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 7,204,737
1,785,000 (c) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2023A
6 .500 12/01/50 1,837,790
500,000 Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-1
5 .000 12/01/50 483,516
TOTAL COLORADO 540,587,221
CONNECTICUT - 0.7% (0.4% of Total Investments)
1,650,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Fairfield University, Series 2016Q-1, (Pre-
refunded 7/01/26)
5 .000 07/01/46 1,656,074
6,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2021A
4 .000 07/01/51 5,336,414
2,800,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/55 2,343,582
7,165,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Refunding Series 2015L
5 .000 07/01/45 7,179,392
500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1
5 .000 07/01/34 509,887
7,500,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A
5 .000 05/01/37 8,012,437
TOTAL CONNECTICUT 25,037,786

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE - 0.0% (0.0% of Total Investments)
$ 1,000,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000% 06/01/48 $ 981,722
TOTAL DELAWARE 981,722
DISTRICT OF COLUMBIA - 4.1% (2.4% of Total Investments)
1,250,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/45 1,191,909
107,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 25,478,776
9,705,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 9,377,827
5,000,000 District of Columbia, General Obligation Bonds, Series 2021D 4 .000 02/01/46 4,711,496
6,600,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/49 6,911,175
3,500,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017
5 .000 04/01/35 3,551,220
60,000 (d) District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017, (Pre-refunded 4/01/27)
5 .000 04/01/36 61,290
3,440,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017
5 .000 04/01/36 3,486,960
5,455,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/44 5,123,236
4,750,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
5 .000 10/01/47 4,799,903
13,710,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/49 12,154,856
7,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/36 4,692,759
32,000,000 (d) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, (Pre-
refunded 10/01/26) - AGC Insured
6 .500 10/01/41 32,497,405
18,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6 .500 10/01/44 19,056,460
3,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/43 3,047,623
4,270,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 4,465,869
TOTAL DISTRICT OF COLUMBIA 140,608,764
FLORIDA - 7.0% (4.2% of Total Investments)
2,800,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016
5 .000 09/01/46 2,799,907
2,830,000 City of Miami Beach, Florida, Stormwater Revenue Bonds,
Series 2015
5 .000 09/01/41 2,833,034
5,810,000 Collier County, Florida, Tourist Development Tax Revenue
Bonds, Series 2018
4 .000 10/01/43 5,853,258
530,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/50 471,745
6,855,000 (a) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-3, (UB)
4 .700 07/01/49 6,808,294
5,940,000 (a) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-3, (UB)
4 .750 07/01/54 5,946,800
2,500,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2026-1
4 .850 07/01/51 2,517,101

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,590,000 Florida Municipal Loan Council, Revenue Bonds, Series 2000B
- NPFG Insured
0 .000% 11/01/26 $ 1,559,279
2,000,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding
Series 2019A
4 .000 10/01/49 1,846,024
5,875,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 6,207,173
3,760,000 (a) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
4 .125 11/15/51 3,443,947
13,480,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/50 11,861,316
5,060,000 Hollywood, Florida, General Obligation Bonds, Series 2022 5 .000 07/01/47 5,253,815
205,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/32 203,059
5,035,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .125 07/01/46 4,544,982
2,420,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Refunding Series 2024B
5 .250 04/01/45 2,614,991
27,470,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5 .000 04/01/53 27,492,764
10,000,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/35 10,009,572
5,560,000 Miami-Dade County Health Facility Authority, Florida,
Hospital Revenue Bonds, Nicklaus Children's Hospital Project,
Refunding Series 2021A
4 .000 08/01/51 4,817,997
3,000,000 Miami-Dade County Industrual Development Authority,
Florida, Revenue Bonds, Doral Academy, Seres 2018
5 .000 01/15/48 2,922,610
14,015,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 14,098,107
6,500,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Series
2025B
5 .250 10/01/55 6,778,244
4,715,000 Miami-Dade County, Florida, Public Facilities Revenue Bonds,
Jackson Health System, Series 2017
5 .000 06/01/38 4,788,111
7,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2018
4 .000 07/01/48 6,429,548
5,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/51 5,115,921
6,000,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2019B
4 .000 10/01/44 5,991,741
3,965,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2019B
4 .000 10/01/49 3,601,670
8,900,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5 .250 10/01/54 9,320,270
11,240,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 9,688,915
3,260,000 Orange County Health Facilities Authority, Florida, Revenue
Bonds, Presbyterian Retirement Communities Project, Series
2024
5 .000 08/01/54 3,182,192
1,095,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0 .000 10/01/32 849,766
4,250,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 4,260,055
2,155,000 Palm Beach County Health Facilities Authority,
Florida  Retirement Communities Revenue Bonds, ACTS
Retirement - Life Communities, Inc Obligated Group, Series
2018A
5 .000 11/15/45 2,165,985

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,680,000 Palm Beach County Health Facilities Authority, Florida,
Retirement Communities Revenue Bonds, ACTS Retirement -
Life Communities, Inc Obligated Group, Series 2016
5 .000% 11/15/32 $ 4,716,444
8,200,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018A
5 .000 03/15/42 8,384,598
12,170,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
4 .000 07/01/48 10,952,781
3,625,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, Refunding Series 2015
4 .000 05/01/33 3,625,324
8,000,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/42 8,133,358
8,595,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/47 8,678,561
4,000,000 Tampa, Florida, Health System Revenue Bonds, Baycare Health
System, Series 2016A
4 .000 11/15/46 3,713,653
7,400,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/45 7,347,202
TOTAL FLORIDA 241,830,114
GEORGIA - 5.4% (3.3% of Total Investments)
6,750,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2023B-1
5 .000 07/01/53 6,944,844
10,235,000 Clarke County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Healthcare, Inc. Project,
Series 2016A
5 .000 07/01/46 10,241,551
2,000,000 Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A
5 .000 04/01/42 2,018,576
10,000,000 Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A
5 .000 04/01/47 10,049,089
2,500,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 2,554,351
5,300,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4 .000 07/01/46 4,952,801
5,725,000 Fayette County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Healthcare, Inc. Project,
Series 2016A
5 .000 07/01/46 5,728,665
4,330,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5 .000 04/01/42 4,370,217
7,250,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5 .000 04/01/47 7,285,589
6,370,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
4 .000 04/01/50 5,498,893
9,495,000 (a) Fulton County Development Authority, Georgia, Revenue
Bonds, Georgia Tech Facilities, Series 2024, (UB)
5 .000 06/15/56 9,787,013
4,000,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2016A
5 .000 07/01/46 4,002,560
5,000,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 4,478,505
7,500,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2017B
5 .500 02/15/42 7,619,739
2,000,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2021A
4 .000 02/15/40 1,965,524

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 6,665,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .700% 12/01/54 $ 6,682,772
8,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 7,485,610
11,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 10,395,969
1,350,000 Henry County Water and Sewerage Authority, Georgia,
Revenue Bonds, Refunding Series 2005
5 .250 02/01/27 1,375,965
1,860,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 1,887,435
29,095,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A, (UB)
5 .000 05/15/49 29,840,862
3,425,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023C, (Mandatory Put 9/01/30)
5 .000 09/01/53 3,628,347
10,160,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023C, (Mandatory Put 9/01/30), (UB)
5 .000 09/01/53 10,763,214
6,310,000 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
Revenue Bonds, Third Indenture, Series 2015B
5 .000 07/01/43 6,333,229
5,680,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .000 07/01/60 5,649,900
3,300,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .500 07/01/60 3,300,819
3,750,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A
5 .250 01/01/49 3,892,837
8,230,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Mercer University, Series 2015
5 .000 10/01/40 8,233,850
TOTAL GEORGIA 186,968,726
HAWAII - 0.4% (0.2% of Total Investments)
10,000,000 (a) Hawaii State, Airport System Revenue Bonds, Series 2025B,
(UB)
5 .000 07/01/49 10,530,880
3,500,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Green Senior Series 2023
5 .000 07/01/48 3,663,505
TOTAL HAWAII 14,194,385
IDAHO - 1.1% (0.7% of Total Investments)
5,000,000 Boise City Water Renewal System, Idaho, Revenue Bonds,
Refunding Series 2022
5 .000 09/01/47 5,212,160
855,000 Boise State University, Idaho, General Revenue Bonds, Project
& Refunding Series 2025A
5 .000 04/01/50 881,845
6,460,000 Boise State University, Idaho, General Revenue Bonds, Series
2023A
5 .250 04/01/53 6,728,699
7,885,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2021A
4 .000 03/01/51 6,973,896
5,500,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .875 11/01/53 5,507,294
2,415,000 (a) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .600 01/01/49 2,389,777
4,335,000 (a) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 4,297,186
3,950,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 4,080,297
3,325,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 3,418,011
TOTAL IDAHO 39,489,165
ILLINOIS - 13.7% (8.3% of Total Investments)
1,000,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/34 1,031,227
285,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/37 292,576
1,370,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/38 1,404,840
4,595,000 Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2002B - FGIC Insured
0 .000 01/01/32 3,663,853

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 4,000,000 Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2002B - FGIC Insured
0 .000% 01/01/34 $ 2,909,621
350,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
5 .500 12/01/26 352,886
4,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4 .000 12/01/50 3,440,568
14,765,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured
4 .000 12/01/50 13,251,433
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5 .000 01/01/53 4,033,190
17,150,000 (a) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B, (UB)
5 .500 01/01/59 18,100,041
1,000,000 (a) Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A, (UB)
5 .500 01/01/40 1,037,762
1,390,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .000 01/01/40 1,392,274
5,425,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .500 01/01/49 5,434,108
5,750,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2025B
5 .000 01/01/46 6,047,667
9,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2025B
5 .000 01/01/50 9,540,237
12,190,000 (a) Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured, (UB)
5 .250 01/01/53 12,624,341
2,000,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5 .250 11/01/53 2,066,118
7,240,000 (a) Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured, (UB)
5 .250 11/01/53 7,479,346
6,030,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5 .500 11/01/62 6,303,156
4,500,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017
5 .000 12/01/47 4,530,252
3,500,000 Evanston, Cook County, Illinois, General Obligation Bonds,
Corporate Purpose Series 2018A
4 .000 12/01/43 3,465,119
2,750,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
3 .900 11/01/36 2,784,258
5,265,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5 .500 11/01/36 5,274,721
3,215,000 Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC -
University of Illinois Health Services Facility Project, Series 2020
4 .000 10/01/50 2,741,476
25,015,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 25,260,960
75,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 73,777
790,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 797,768
1,440,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5 .000 02/15/41 1,465,311
1,560,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5 .000 02/15/41 1,572,095
3,500,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5 .000 02/15/32 3,549,261
55,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 55,541
1,200,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 1,211,799
2,500,000 Illinois Finance Authority, Revenue Bonds, Bradley University,
Refunding Series 2021A
4 .000 08/01/51 2,091,269
1,000,000 (c) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 1,023,084
8,665,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/40 8,680,451

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 7,500,000 (d) Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016, (Pre-refunded 6/01/26)
5 .000% 12/01/46 $ 7,513,373
10,945,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
4 .000 08/15/42 10,434,435
5,285,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/51 5,316,157
22,590,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 22,592,460
5,410,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Series 2017A
5 .000 03/01/47 5,414,713
14,200,000 Illinois Finance Authority, Revenue Bonds, The Carle
Foundation, Fixed Period Series 2021A
4 .000 08/15/41 13,656,140
11,860,000 (a) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I, (UB)
4 .625 04/01/50 11,743,926
5,000,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/34 5,125,759
2,000,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/35 2,046,689
5,420,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/39 5,507,901
1,750,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/32 1,752,399
3,565,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/26 3,571,244
4,170,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 4,354,126
17,000,000 Illinois State, General Obligation Bonds, May Series 2018A 6 .000 05/01/26 17,000,000
4,485,000 Illinois State, General Obligation Bonds, May Series 2018A 6 .000 05/01/27 4,624,024
1,115,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/30 1,183,336
5,305,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 5,634,278
2,360,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 2,490,755
4,825,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .500 05/01/47 5,035,902
9,710,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 9,863,100
5,000,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 5,412,637
29,430,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 29,494,340
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2019A
5 .000 01/01/44 10,357,076
12,010,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2020A
5 .000 01/01/45 12,516,649
9,640,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/42 9,646,497
10,455,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5 .000 01/01/46 10,921,380
5,410,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5 .250 01/01/43 5,910,472
2,710,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000 11/01/26 2,740,947
1,175,000 Macon and DeWitt Counties Community Unit School District 2
Maroa-Forsyth, Illinois, General Obligation Bonds, Series 2021
- AGM Insured
4 .000 12/01/41 1,182,854
5,080,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 5,078,379
8,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .500 06/15/53 8,802,103
4,750,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 4,696,323
33,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/45 13,938,164
5,355,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/46 2,111,826
195,000 (d) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A,
(ETM)
0 .000 06/15/30 171,873

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,505,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000% 06/15/30 $ 3,066,474
28,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/35 19,860,557
3,280,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 2,144,337
11,715,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/38 7,107,960
1,525,000 (d) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Hospitality Facility, Series 1996A,
(ETM)
7 .000 07/01/26 1,535,081
2,300,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2000A - NPFG Insured
6 .500 07/01/30 2,515,400
2,855,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/58 3,020,697
2,500,000 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project &
Refunding Series 2019A - BAM Insured
4 .000 01/01/44 2,494,373
TOTAL ILLINOIS 474,569,502
INDIANA - 2.3% (1.4% of Total Investments)
6,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/44 5,228,210
7,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Fixed Rate Series 2019A
4 .000 12/01/49 6,299,519
1,875,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
4 .000 12/01/40 1,811,584
13,415,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid
Health Series 2022 - AGM Insured
5 .000 01/01/52 13,553,658
11,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/46 11,017,131
12,820,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2022B
5 .250 10/01/52 13,343,937
5,130,000 Indiana Finance Authority, Water Utility Revenue Bonds,
Citizens Energy Group Project, First Lien Series 2016A
5 .000 10/01/46 5,142,423
8,000,000 (a) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024D-
1, (UB)
4 .750 07/01/54 8,008,584
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 1,038,408
3,460,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/53 3,564,100
8,040,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Stormwater Project, Green Series 2022C
5 .000 01/01/52 8,279,863
1,000,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5 .250 01/01/49 1,057,543
1,580,000 Zionsville Community Schools Building Corporation, Boone
County, Indiana, First Mortgage Bonds, Series 2005Z - AGM
Insured
0 .000 01/15/28 1,497,052
TOTAL INDIANA 79,842,012

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 1.0% (0.6% of Total Investments)
$ 6,775,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000% 09/01/51 $ 4,976,307
8,250,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 9,337,757
7,000,000 (b),(d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 7,922,946
3,085,000 Iowa Finance Authority, Senior Housing Revenue Bonds,
Northcrest Inc. Project, Series 2018A
5 .000 03/01/48 2,947,391
4,700,000 (d) Xenia Rural Water District, Iowa, Water Revenue Bonds,
Refunding Capital Loan Note Series 2016, (Pre-refunded
12/01/26)
5 .000 12/01/36 4,764,811
5,990,000 (d) Xenia Rural Water District, Iowa, Water Revenue Bonds,
Refunding Capital Loan Note Series 2016, (Pre-refunded
12/01/26)
5 .000 12/01/41 6,072,600
TOTAL IOWA 36,021,812
KANSAS - 0.7% (0.4% of Total Investments)
5,000,000 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B -
AGM Insured
5 .000 09/01/42 5,315,818
3,050,000 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B -
AGM Insured
5 .000 09/01/47 3,159,695
3,700,000 Kansas Municipal Energy Agency, Power Project Revenue
Bonds, Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/38 3,703,191
6,000,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A
5 .000 07/01/43 6,064,111
6,465,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A
5 .000 07/01/48 6,480,807
TOTAL KANSAS 24,723,622
KENTUCKY - 1.7% (1.0% of Total Investments)
6,010,000 Kentucky Economic Development Finance Authority, Health
System Revenue Bonds, Norton Healthcare Inc., Series 2000B -
NPFG Insured
0 .000 10/01/28 5,457,625
1,300,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 1,304,910
700,000 (a) Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C, (UB)
4 .400 07/01/44 703,432
1,290,000 (a) Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C, (UB)
4 .600 07/01/49 1,275,717
4,855,000 (a) Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C, (UB)
4 .650 01/01/55 4,804,843
5,000,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 5,619,665
8,610,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .875 07/01/46 9,652,974
10,000,000 (a),(b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 7/01/30), (UB)
5 .000 05/01/55 10,499,803
20,000,000 (a) Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2024, (UB)
5 .250 04/01/54 20,590,390
TOTAL KENTUCKY 59,909,359
LOUISIANA - 2.0% (1.2% of Total Investments)
5,000,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, MOVEBR Sales Tax Revenue Bonds, Series 2019
5 .000 08/01/48 5,104,771
1,870,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 1,903,338
3,900,000 (a) Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A, (UB)
4 .550 12/01/49 3,887,193

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,875,000 (a) Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A, (UB)
4 .650% 12/01/54 $ 1,867,654
1,965,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, East Baton Rouge Sewerage Commission Projects,
Refunding Series 2023
5 .000 02/01/41 2,103,988
3,600,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/49 3,122,794
1,695,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5 .000 07/01/46 1,695,399
9,310,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Christus Health, Refunding Series 2019A
5 .000 07/01/43 9,584,173
2,345,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
4 .000 05/15/36 2,308,264
1,975,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 1,974,921
3,615,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/48 3,709,661
13,410,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .250 07/01/53 13,832,520
3,500,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Series 2024C-1
5 .000 01/01/54 3,564,909
10,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/53 9,747,021
5,000,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5 .000 07/01/48 5,024,468
TOTAL LOUISIANA 69,431,074
MAINE - 0.7% (0.4% of Total Investments)
6,300,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/41 6,109,932
8,675,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/43 8,851,826
11,150,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/50 9,734,611
TOTAL MAINE 24,696,369
MARYLAND - 1.7% (1.0% of Total Investments)
5,905,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 5,688,202
8,610,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2017A
5 .000 07/01/41 8,666,120
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5 .000 07/01/47 2,001,455
5,455,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/55 5,534,114
4,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Taxable Series 2017D
4 .000 07/01/48 3,564,558
4,125,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A
4 .000 06/01/47 3,823,316
17,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/42 17,424,699
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/39 3,012,552
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/50 2,781,555
4,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
5 .000 12/01/44 4,004,542

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,150,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Series 2017A-1
5 .000% 11/01/37 $ 1,156,701
2,250,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/47 2,094,155
TOTAL MARYLAND 59,751,969
MASSACHUSETTS - 2.9% (1.7% of Total Investments)
4,000,000 Bristol-Plymouth Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2025
4 .000 04/01/49 3,708,936
6,035,000 Bristol-Plymouth Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2025
4 .000 04/01/50 5,581,541
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
5 .250 03/01/54 10,506,370
930,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 930,159
3,890,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2023FF
5 .000 10/01/48 4,071,959
3,630,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/53 3,610,806
1,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5 .000 12/01/46 1,103,550
2,070,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 1,981,961
4,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-1
4 .000 07/01/36 4,118,837
1,380,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/40 1,379,923
1,545,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/45 1,482,322
3,000,000 Massachusetts Development Finance Authority, Revenue
Bonds, WGBH Educational Foundation, Series 2002A - AMBAC
Insured
5 .750 01/01/42 3,517,858
26,750,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015B
4 .000 05/01/45 25,821,978
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5 .250 10/01/52 5,243,914
14,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2023A
5 .000 05/01/48 14,622,226
12,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2022B
5 .000 06/01/52 12,341,952
TOTAL MASSACHUSETTS 100,024,292
MICHIGAN - 8.2% (5.0% of Total Investments)
315,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5 .000 11/01/34 321,377
1,000,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .250 11/01/36 860,783
2,000,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000 02/15/47 1,859,896
1,925,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5 .500 07/01/29 2,004,312
15,000 Detroit, Michigan, Water Supply System Revenue Bonds,
Refunding Second Lien Series 2004A - AGM Insured
5 .000 07/01/34 15,015
1,700,000 Downriver Utility Wastewater Authority, Michigan, Sewer
System Revenue Bonds, Series 2018 - AGM Insured
5 .000 04/01/43 1,737,397
1,100,000 Eastern Michigan University, General Revenue Bonds,
Refunding Series 2017A - BAM Insured
5 .000 03/01/33 1,115,726
2,270,000 Eastern Michigan University, General Revenue Bonds,
Refunding Series 2017A - BAM Insured
5 .000 03/01/36 2,297,198
455,000 (d) Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 466,325
10,710,000 Eastern Michigan University, General Revenue Bonds, Series
2018A - AGM Insured
4 .000 03/01/44 10,256,514

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 3,000,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000% 12/01/26 $ 2,949,206
100,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/27 95,537
4,305,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/29 3,876,049
1,250,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/42 1,292,547
1,850,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/43 1,908,044
2,500,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Series 2018
5 .000 01/01/43 2,548,108
6,055,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Series 2018
5 .000 01/01/48 6,138,952
4,295,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Series 2020
5 .000 01/01/45 4,451,949
1,720,000 Grand Traverse County Hospital Finance Authority, Michigan,
Revenue Bonds, Munson Healthcare, Series 2019A
5 .000 07/01/36 1,774,254
1,995,000 Grand Traverse County Hospital Finance Authority, Michigan,
Revenue Bonds, Munson Healthcare, Series 2019A
5 .000 07/01/39 2,047,940
27,950,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2016A
5 .000 07/01/46 27,991,427
4,625,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 4,880,393
6,910,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2020-I
4 .000 05/01/47 6,613,530
1,265,000 Jenison Public Schools, Ottawa County, Michigan, General
Obligation Bonds, Series 2017
5 .000 05/01/30 1,294,145
1,000,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2016
5 .000 06/01/31 1,002,070
1,445,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2016
5 .000 06/01/34 1,447,991
1,570,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2017A
5 .000 06/01/36 1,600,715
1,650,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2017A
5 .000 06/01/37 1,680,896
2,375,000 Kentwood Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2023-II - AGM
Insured
5 .000 05/01/49 2,471,275
2,395,000 Lake Superior State University Board of Trustees, Michigan,
General Revenue Bonds, Series 2018 - AGM Insured
5 .000 01/15/38 2,450,046
4,000,000 Lake Superior State University Board of Trustees, Michigan,
General Revenue Bonds, Series 2018 - AGM Insured
5 .000 01/15/43 4,056,629
10,900,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/44 11,257,011
8,170,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 8,340,448
11,835,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2021A
5 .000 07/01/51 12,158,432
1,325,000 Lansing School District, Ingham County, Michigan, General
Obligation Bonds, School Building and Site Series 2019II
5 .000 05/01/40 1,378,937
2,200,000 Lansing Township Downtown Development Authority, Ingham
County, Michigan, Tax Increment Bonds, Series 2013A
5 .950 02/01/42 2,203,192
500,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/33 501,395
1,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018
5 .000 11/01/43 1,540,492

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 17,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020
4 .000% 11/01/50 $ 15,830,400
10,005,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020
4 .000 11/01/55 8,902,408
3,500,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Kalamazoo College Project,
Refunding Series 2018
5 .000 12/01/43 3,571,920
175,000 (d) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI, (Pre-refunded
6/01/26)
5 .000 12/01/45 175,319
265,000 (d) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI, (Pre-refunded
6/01/26)
5 .000 12/01/45 265,484
5,075,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5 .000 12/01/45 5,079,861
9,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI-2
4 .000 03/01/51 7,747,309
10,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017A-MI
4 .000 12/01/36 9,944,800
1,900,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017MI
5 .000 12/01/30 1,944,112
2,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 1,745,622
11,730,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 12,137,603
9,060,000 (d) Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6, (Pre-refunded 11/15/26)
4 .000 11/15/47 9,117,151
1,270,000 Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6
4 .000 11/15/47 1,168,508
10,000,000 (a) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2025A, (UB)
4 .850 12/01/45 10,213,151
170,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6 .500 12/01/37 170,096
8,300,000 Michigan State University, General Revenue Bonds, Refunding
Series 2019C
4 .000 02/15/44 8,144,651
3,000,000 Michigan State University, General Revenue Bonds, Taxable
Series 2019A
5 .000 02/15/48 3,061,130
1,950,000 Michigan State, Comprehensive Transportation Revenue
Bonds, Refunding Series 2015
5 .000 11/15/29 1,953,497
3,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4 .000 11/15/45 2,905,702
400,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/33 417,162
650,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/35 676,080
665,000 Novi Community School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series
2022-II
4 .000 05/01/47 637,356
1,510,000 Royal Oak, Oakland County, Michigan, General Obligation
Bonds, Taxable Limited Tax Series 2018
5 .000 04/01/43 1,546,309
810,000 Saginaw Valley State University, Michigan, General Revenue
Bonds, Refunding Series 2016A
5 .000 07/01/35 812,241
5,240,000 Troy School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/52 5,415,124
1,065,000 (d) University of Michigan, Michigan, General Revenue Bonds,
Series 2017A, (Pre-refunded 4/01/27)
5 .000 04/01/36 1,087,900
2,000,000 (d) University of Michigan, Michigan, General Revenue Bonds,
Series 2017A, (Pre-refunded 4/01/27)
5 .000 04/01/42 2,043,006

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 12,200,000 (d) University of Michigan, Michigan, General Revenue Bonds,
Series 2017A, (Pre-refunded 4/01/27)
5 .000% 04/01/47 $ 12,462,334
1,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Senior Series
2017A
5 .000 12/01/42 1,020,823
5,000,000 Wayne State University, Michigan, General Revenue Bonds,
Series 2018A
5 .000 11/15/43 5,153,454
2,590,000 West Bloomfield School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2017
- AGM Insured
5 .000 05/01/36 2,634,269
3,335,000 Western Michigan University, General Revenue Bonds,
Refunding Series 2019A
5 .000 11/15/44 3,439,114
2,700,000 Wyandotte, Michigan, Electric Revenue Bonds, Refunding
Series 2015A - BAM Insured
5 .000 10/01/44 2,701,539
TOTAL MICHIGAN 285,011,588
MINNESOTA - 4.8% (2.9% of Total Investments)
285,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/36 267,050
1,750,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000 07/01/59 1,619,034
3,565,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5 .250 06/15/56 2,338,814
730,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Taxable Series 2021B
6 .000 06/15/31 699,321
350,000 Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project, Refunding
Series 2019
4 .000 09/01/39 304,293
1,700,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 1,622,122
4,005,000 City of Milaca, Minnesota Refunding Revenue Bonds,
Grandview Christian Home Project, Series 2016
5 .000 10/01/41 4,006,993
1,000,000 (c) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 952,567
590,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/37 590,394
3,600,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 3,167,121
2,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/43 1,952,892
1,300,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/43 1,316,227
4,050,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/48 4,057,697
6,650,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/53 6,639,616
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/53 3,011,421
7,240,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/58 7,257,490
3,600,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/47 3,750,267

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,980,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000% 02/01/42 $ 2,101,921
1,125,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
4 .125 02/01/52 1,088,758
535,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 444,216
9,840,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/41 9,864,784
2,800,000 Itasca County Independent School District 318, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/37 2,812,876
1,000,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/50 926,989
405,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 358,420
2,250,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/40 2,178,171
2,530,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
4 .000 11/15/48 2,166,004
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019A
5 .000 01/01/33 1,066,833
2,245,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019A
5 .000 01/01/44 2,321,935
3,500,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019A
5 .000 01/01/49 3,541,365
1,630,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/37 1,649,148
7,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/46 7,041,633
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
4 .125 01/01/47 1,906,790
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
4 .250 01/01/52 1,892,403
12,345,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
5 .000 01/01/52 12,520,898
7,335,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A
5 .000 01/01/52 7,508,362
610,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B
4 .125 10/01/42 611,887
1,000,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B
4 .125 10/01/42 1,003,092
2,140,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B
5 .000 10/01/47 2,194,369
1,000,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2020D
4 .000 08/01/42 1,004,577
3,165,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C
4 .000 08/01/43 3,149,816
3,805,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2022C
5 .000 08/01/41 4,068,859
2,000,000 Rochester, Minnesota, Electric Utility Revenue Bonds,
Refunding Series 2017A
5 .000 12/01/42 2,015,037
10,325,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019
5 .000 05/01/48 10,474,401
6,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019
4 .000 05/01/49 5,288,132

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 4,825,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500% 03/01/53 $ 4,790,690
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 1,832,318
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 2,002,903
450,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
3 .875 12/01/30 410,827
1,970,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Series 2016A
4 .125 09/01/47 1,695,454
595,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/35 595,490
1,470,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/43 1,353,797
3,315,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 3,275,085
800,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2023-3
4 .750 10/01/43 821,476
125,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .500 06/01/29 125,987
1,070,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .375 06/01/42 1,081,960
3,055,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .500 06/01/57 2,990,088
850,000 Sartell, Minnesota, Health Care Facilities Revenue Bonds,
Country Manor Campus LLC Project, Refunding Series 2017
5 .000 09/01/42 809,476
4,270,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000 12/01/43 4,271,714
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/32 300,750
150,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/33 150,347
250,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/35 250,533
600,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
4 .000 08/01/39 586,787
2,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/49 1,979,840
3,000,000 Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Series 2018A
5 .000 01/01/49 3,039,222
730,000 Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016
4 .750 06/01/46 615,405
TOTAL MINNESOTA 167,735,144
MISSISSIPPI - 0.1% (0.1% of Total Investments)
4,500,000 Medical Center Educational Building Corporation, Mississippi,
Revenue Bonds, University of Mississippi Medical Center New
Facilities & Refinancing Project, Series 2017A
4 .000 06/01/47 4,180,131
TOTAL MISSISSIPPI 4,180,131

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 5.3% (3.2% of Total Investments)
$ 3,700,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000% 10/01/47 $ 3,432,467
2,000,000 Hazelwood School District, St. Louis County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2023A
- BAM Insured
5 .000 03/01/42 2,135,447
6,940,000 (a) Jackson County, Missouri, Special Obligation Bonds, Series
2023A, (UB)
5 .250 12/01/47 7,326,968
8,150,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 7,923,306
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/31 4,266,471
2,475,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/38 2,485,782
4,470,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/42 4,474,397
1,475,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2021A
5 .000 04/01/40 1,578,805
1,750,000 Kansas City, Missouri, Water Revenue Bonds, Series 2023A 4 .000 12/01/47 1,707,932
2,130,000 Maryland Heights, Missouri, Tax Increment and Special District
Revenue Bonds, Westport Plaza Redevelopment Area, Series
2020
4 .125 11/01/38 1,986,513
2,950,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 3,085,831
2,695,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2019B
5 .000 05/01/44 2,789,836
2,160,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of  Independence Annual Appropriation
Electric System, Refunding Series 2022 - AGM Insured
5 .000 06/01/34 2,365,906
1,000,000 (c) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .750 06/15/55 985,969
3,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 2,824,292
1,350,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016
5 .000 11/15/35 1,351,798
1,400,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City University of
Medicine and Biosciences, Series 2017A
5 .000 06/01/42 1,416,732
1,830,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4 .000 07/01/40 1,822,143
14,000,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A,
(UB)
4 .000 04/01/45 13,233,319
1,500,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2013C, (Mandatory Put 1/01/46)
4 .000 01/01/50 1,385,086
4,165,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/44 3,881,371
4,220,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/49 3,749,183
17,300,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 17,302,332
1,400,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 1,400,726
1,050,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/36 1,035,533
2,980,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/37 2,907,949

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,620,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000% 11/15/42 $ 2,662,701
2,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/47 2,518,752
28,290,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/53 24,637,085
1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/44 1,398,408
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/49 1,740,067
8,725,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 7,423,011
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
4 .000 06/01/52 2,649,238
10,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4 .000 05/15/42 9,738,734
1,150,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 1,149,999
700,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/34 700,590
1,950,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019A
5 .000 02/01/42 1,978,726
1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
5 .000 02/01/42 1,527,470
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 857,253
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 1,001,538
5,000,000 Saint Charles County Francis Howell School District, Missouri,
General Obligation Bonds, Series 2022
5 .000 03/01/41 5,310,645
2,000,000 Saint Charles County Francis Howell School District, Missouri,
General Obligation Bonds, Series 2022
5 .000 03/01/42 2,116,942
3,500,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/41 3,447,518
220,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5 .875 09/01/43 220,219
2,665,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .125 09/01/49 2,635,328
7,250,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .250 09/01/53 7,148,008
2,300,000 (c) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 2,305,053
450,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
3 .875 11/15/29 439,880
TOTAL MISSOURI 182,463,259
MONTANA - 0.6% (0.3% of Total Investments)
2,975,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5 .250 05/15/47 2,772,273
4,965,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/48 4,988,282
3,310,000 Montana Facility Finance Authority, Montana, Health Facilities
Revenue Bonds, Bozeman Deaconess Health Services
Obligated Group, Series 2018
5 .000 06/01/48 3,331,131
1,825,000 Montana Facility Finance Authority, Revenue Bonds, Billings
Clinic Obligated Group, Series 2018A
5 .000 08/15/48 1,837,338

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA (continued)
$ 6,130,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5 .250% 11/15/52 $ 6,353,847
TOTAL MONTANA 19,282,871
NEBRASKA - 1.2% (0.7% of Total Investments)
14,165,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/42 14,607,767
1,900,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/45 1,900,854
1,900,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/15/48 1,976,259
2,150,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/29 2,182,226
2,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/30 2,028,821
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/32 1,000,294
820,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/33 820,244
2,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/34 2,000,574
5,110,000 Municipal Energy Agency of Nebraska, Power Supply System
Revenue Bonds, Refunding Series 2016A
5 .000 04/01/38 5,156,439
8,500,000 (a) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .800 09/01/54 8,528,023
TOTAL NEBRASKA 40,201,501
NEVADA - 1.0% (0.6% of Total Investments)
6,480,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/47 6,450,200
365,000 (c) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/38 365,020
2,090,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/26 2,093,746
1,395,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/27 1,397,758
2,405,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/29 2,409,103
2,650,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/30 2,636,999
18,000,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5 .000 07/01/43 18,473,567
TOTAL NEVADA 33,826,393
NEW HAMPSHIRE - 0.2% (0.1% of Total Investments)
1,500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/47 1,508,071
1,115,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/36 1,148,046
2,935,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/37 3,017,090
TOTAL NEW HAMPSHIRE 5,673,207

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 6.8% (4.1% of Total Investments)
$ 6,000,000 New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Montclair Properties LLC, Montclair
State University Student Housing Project, Refunding Series
2017 - AGM Insured
5 .000% 06/01/42 $ 6,069,614
20,890,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/30 21,268,815
370,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5 .000 06/15/43 393,875
2,515,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE
5 .000 06/15/43 2,593,514
2,500,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group,
Refunding Series 2017A
5 .000 07/01/37 2,550,978
26,320,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding
Series 2016A
5 .000 07/01/43 26,356,574
12,775,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/51 11,894,330
3,050,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/28 3,058,315
7,795,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 7,816,046
5,450,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/46 5,144,945
4,390,000 (d) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .500 06/15/50 5,141,379
4,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
5 .000 06/15/40 4,347,044
4,890,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 5,142,892
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/26 4,912,020
16,495,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/33 12,832,295
1,815,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C
0 .000 12/15/26 1,783,829
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/30 8,684,914
38,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 29,673,170
45,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/35 32,191,497
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/36 6,842,295
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/32 5,351,906
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/44 4,837,123
5,500,000 (a) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .000 01/01/46 5,826,975
5,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
5 .250 11/01/52 5,190,721
10,355,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 10,276,772
4,710,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 4,720,356
2,150,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,093,830
TOTAL NEW JERSEY 236,996,024

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.1% (0.1% of Total Investments)
$ 3,955,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A
4 .000% 08/01/48 $ 3,492,889
1,000,000 University of New Mexico, Revenue Bonds, System
Improvement Series 2023 - AGM Insured
5 .500 06/01/53 1,070,414
TOTAL NEW MEXICO 4,563,303
NEW YORK - 13.0% (7.8% of Total Investments)
7,000,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009
0 .000 07/15/45 2,771,202
1,000,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/33 989,498
10,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
4 .000 03/15/39 10,063,616
19,335,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
5 .000 03/15/46 20,292,517
4,115,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
4 .000 03/15/49 3,755,839
14,800,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A.
Bidding Group 1,2,3,4
4 .000 03/15/48 13,701,753
25,755,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D
4 .000 02/15/47 23,962,856
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018E Group 2
5 .000 03/15/40 10,391,776
5,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A
5 .000 03/15/54 5,156,293
1,645,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5 .250 12/01/52 1,653,165
10,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 11,452,874
5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/37 5,209,175
15,000,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Green Series 2024B-1
5 .000 11/15/50 15,562,312
8,620,000 (a) Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project, Series
2023A, (UB)
5 .000 07/01/53 8,947,621
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4 .000 06/15/42 4,957,615
5,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series GG-1
4 .000 06/15/50 5,017,975
7,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series CC-1
5 .250 06/15/54 7,884,245
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 5,163,026
6,300,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1
4 .000 05/01/46 5,892,997
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries E-1
4 .000 02/01/42 9,847,184
13,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/47 13,400,468
11,665,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series
A-1, (UB)
5 .250 05/01/52 12,262,274
11,220,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
5 .000 05/01/53 11,470,586
25,160,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1, (UB)
5 .250 05/01/51 26,319,743

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,060,000 New York City, New York, General Obligation Bonds, Fiscal
2017 Series B-1
5 .000% 12/01/41 $ 2,074,656
10,370,000 New York City, New York, General Obligation Bonds, Fiscal
2020 Series A-1
4 .000 08/01/42 10,064,242
3,500,000 New York City, New York, General Obligation Bonds, Fiscal
2020 SeriesD-1
4 .000 03/01/50 3,169,375
12,350,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1
5 .000 03/01/50 12,621,890
12,000,000 New York City, New York, General Obligation Bonds, Fiscal
2022 Series A-1
5 .000 08/01/47 12,343,346
23,920,000 (c) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 23,939,083
1,590,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated
Bonds, Refunding Series 1WTC-2021 - BAM Insured
4 .000 02/15/43 1,551,854
4,000,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2025C
5 .250 03/15/46 4,345,692
5,900,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
4 .000 03/15/50 5,459,517
20,000,000 (a) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3, (UB)
5 .000 03/15/48 20,945,296
4,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Transportation Series 2021A-1
4 .000 03/15/44 3,862,388
25,035,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2022A
5 .000 03/15/45 26,424,668
5,500,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2022A
5 .000 03/15/46 5,761,669
7,500,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Series 2019A
5 .000 03/15/40 7,884,218
9,385,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Series 2024A
5 .000 03/15/49 9,810,654
4,095,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Series 2015A
5 .000 11/15/50 4,095,058
10,725,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2013A
0 .000 11/15/31 8,991,804
1,105,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2013A
0 .000 11/15/32 891,525
1,300,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A
5 .000 11/15/54 1,337,987
3,265,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
5 .000 05/15/44 3,466,683
9,695,000 (a) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022A - BAM Insured,
(UB)
5 .000 05/15/57 9,926,925
6,500,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A
5 .000 05/15/47 6,792,326
12,000,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A
5 .250 05/15/52 12,587,915
10,000,000 (a) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1 - BAM Insured, (UB)
5 .250 05/15/59 10,430,975
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 4,701,134
820,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured
5 .750 11/01/48 884,148
TOTAL NEW YORK 450,491,638

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 2.8% (1.7% of Total Investments)
$ 1,000,000 Catawba County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2014A
5 .000% 06/01/30 $ 1,001,872
730,000 Catawba County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2014A
5 .000 06/01/31 731,325
1,365,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/42 1,387,630
5,390,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/47 5,444,871
5,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023A
5 .000 07/01/48 5,235,900
4,000,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018A
5 .000 01/15/36 4,194,244
2,000,000 (d) Greensboro, North Carolina, Limited Obligation Bonds,
Coliseum Complex Project, Series 2018A, (Pre-refunded
4/01/28)
5 .000 04/01/42 2,093,183
6,140,000 (d) New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/47 6,350,086
2,500,000 North Carolina Agricultural & Technical State University,
General Revenue Bonds, Series 2023
5 .000 10/01/52 2,570,847
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding
Series 2016
4 .000 01/01/37 5,010,186
2,500,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Series 2018
5 .000 01/01/48 2,530,639
700,000 North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster Project,
Refunding Series 2016
5 .000 10/01/31 702,915
2,720,000 North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster Project,
Refunding Series 2016
5 .000 10/01/37 2,725,959
3,000,000 North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Wake Forest Baptist Obligated
Group, Series 2012A
5 .000 12/01/45 3,002,038
1,545,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/28 1,554,125
1,500,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/32 1,510,107
835,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/28 763,393
800,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/30 665,368
850,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/31 672,150
2,400,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/33 1,716,406
3,160,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/36 1,933,658
3,100,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/37 1,801,228
1,900,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/40 949,647
2,200,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/39 2,217,807
1,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Series 2018
5 .000 01/01/40 1,031,029
150,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/31 129,067
4,375,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/33 3,485,340
2,300,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/34 1,760,830

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 2,380,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000% 01/01/35 $ 1,746,995
7,575,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/37 5,076,142
1,470,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/38 939,741
10,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 10,121,971
2,500,000 Raleigh, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2016A
4 .000 03/01/46 2,456,839
1,250,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/35 1,254,417
1,265,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/36 1,267,902
1,000,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/37 1,001,567
4,735,000 University of North Carolina, Charlotte, General Revenue
Bonds, Series 2017
5 .000 10/01/42 4,826,844
4,765,000 University of North Carolina, Greensboro, General Revenue
Bonds, Series 2018
5 .000 04/01/43 4,885,797
1,250,000 Western Carolina University, North Carolina, General Revenue
Bonds, Refunding Series 2015A
5 .000 10/01/45 1,250,171
TOTAL NORTH CAROLINA 98,000,236
NORTH DAKOTA - 1.3% (0.8% of Total Investments)
1,000,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/37 1,008,050
8,525,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/42 8,552,576
7,070,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
4 .000 12/01/47 5,991,224
1,800,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
4 .000 12/01/51 1,515,628
645,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured
5 .000 12/01/53 652,974
900,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 896,541
13,000,000 (a) North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D, (UB)
4 .650 07/01/49 12,914,099
2,700,000 University of North Dakota, Certificates of Participation,
Housing Infrastructure Project, Series 2021A - AGM Insured
4 .000 06/01/51 2,386,433
11,065,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 10,580,913
935,402 (f) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750 09/01/38 35,639
TOTAL NORTH DAKOTA 44,534,077
OHIO - 3.4% (2.1% of Total Investments)
3,020,000 (d) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250 11/15/41 3,059,904
8,255,000 (d) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250 11/15/46 8,364,076
10,940,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Refunding & Improvement Series 2015A
5 .000 11/01/43 10,947,535
6,655,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
4 .000 08/01/38 6,652,205
10,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 765,625

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,095,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000% 06/01/48 $ 952,186
11,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 9,137,359
5,000,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/43 4,862,671
2,750,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025B
5 .000 01/01/45 2,923,000
2,335,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025B
5 .250 01/01/50 2,456,503
5,165,000 Cuyahoga Community College District, Ohio, General
Obligation Bonds, Facilities Construction & Improvement
Series 2018
4 .000 12/01/38 5,170,621
5,975,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 5,296,892
1,500,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities Project, Series 2017A
5 .000 01/01/47 1,474,351
1,120,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities Project, Series 2017A
5 .000 01/01/52 1,070,322
3,425,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities, Refunding & Improvement Series
2016
5 .000 01/01/46 3,400,001
6,000,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities, Refunding & Improvement Series
2016
5 .000 01/01/51 5,766,982
3,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5 .000 08/15/42 3,042,928
5,000,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5 .000 08/01/49 5,037,552
6,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 6,561,745
3,000,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2018A
5 .000 12/01/48 3,020,232
1,700,000 (a) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .550 09/01/49 1,694,068
3,195,000 Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Fixed Interest Rate Series 2020A
5 .000 01/15/50 3,208,267
7,550,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5 .800 02/15/36 8,454,445
2,400,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Green Series 2023B
5 .000 12/01/43 2,594,105
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,402,226
4,190,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, Refunding Series 2007 - AGM
Insured
5 .250 12/01/26 4,250,130
3,670,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 3,666,052
TOTAL OHIO 118,231,983

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 1.3% (0.8% of Total Investments)
$ 3,135,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500% 08/15/52 $ 3,130,704
6,340,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 6,262,714
9,040,000 (a) Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2024B,
(UB)
4 .600 09/01/44 9,126,348
3,080,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .250 01/01/47 3,307,511
20,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .500 01/01/54 21,527,954
1,125,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/37 1,137,598
TOTAL OKLAHOMA 44,492,829
OREGON - 3.3% (2.0% of Total Investments)
1,180,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 1,166,533
760,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/38 774,483
1,000,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/39 1,018,170
1,725,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 1,755,735
1,185,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .375 11/15/55 1,169,179
4,170,000 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A 4 .000 08/01/45 4,096,349
2,250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/52 2,321,212
2,820,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 2,821,144
7,895,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2022A
5 .000 06/01/52 7,956,233
1,810,000 (c) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5 .000 06/15/49 1,657,278
6,275,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/35 6,279,072
140,000 (d) Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A, (Pre-refunded 10/01/26)
5 .000 10/01/46 141,249
2,120,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/46 2,109,708
2,490,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5 .000 04/01/37 2,719,930
7,090,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5 .500 04/01/49 7,494,189
23,400,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021A
4 .000 07/01/51 20,956,595
4,100,000 Port of Portland, Oregon, Portland International Airport,
Revenue Bonds, Series 2019 25A
5 .000 07/01/49 4,186,007
4,000,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
4 .000 05/15/41 3,909,402
13,220,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/46 13,224,250
8,005,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Series 2019A
5 .000 05/15/44 8,210,287
10,805,000 Tualatin Valley Water District, Oregon, Water Revenue Bonds,
Series 2023
5 .000 06/01/48 11,327,613
10,000,000 University of Oregon, General Revenue Bonds, Series 2020A 5 .000 04/01/50 10,284,322
TOTAL OREGON 115,578,940

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 6.7% (4.0% of Total Investments)
$ 1,670,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000% 06/01/45 $ 1,629,016
2,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/50 1,809,809
3,155,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998
- AGM Insured
0 .000 05/15/26 3,151,045
4,145,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998
- AGM Insured
0 .000 11/15/26 4,075,455
2,800,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998
- AGM Insured
0 .000 05/15/28 2,629,224
3,000,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998
- AGM Insured
0 .000 11/15/28 2,773,052
1,200,000 Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project, Series
2018A
5 .000 11/15/42 1,215,974
895,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/34 927,241
3,595,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 3,648,667
5,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 5,040,604
5,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 5,041,048
4,915,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
5 .000 12/01/47 4,150,312
4,480,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/31 3,719,340
5,180,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/32 4,132,022
5,210,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 5,305,327
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/44 922,818
630,207 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
0 .000 06/30/27 277,291
347,128 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .000 06/30/27 62,483
6,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2026A
5 .000 12/15/47 6,219,622
7,340,000 (a) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
5 .250 11/01/48 7,746,017
6,800,000 (a) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
5 .000 11/01/54 6,925,478
5,910,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/44 5,645,001
5,250,000 (a) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .650 10/01/51 5,194,580
20,000,000 (a) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-150A, (UB)
5 .200 10/01/50 20,473,320
16,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 14,553,339

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 16,805,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375% 12/01/38 $ 17,567,450
5,800,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2019A
5 .000 12/01/49 5,944,394
6,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2021B
5 .000 12/01/46 6,776,323
17,375,000 (a) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A, (UB)
5 .250 12/01/53 18,327,320
19,250,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 19,305,249
7,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A
4 .000 12/01/49 6,318,013
7,475,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
4 .000 12/01/45 7,148,796
1,445,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/37 1,445,497
7,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2021A - BAM Insured
4 .000 09/01/46 6,921,801
3,410,000 (d) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 1997A - AMBAC Insured, (ETM)
5 .125 08/01/27 3,507,227
7,565,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2023B - AGM Insured
5 .500 09/01/53 8,082,264
5,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2024C
5 .250 09/01/54 5,264,321
8,135,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A
4 .000 06/01/49 7,258,997
TOTAL PENNSYLVANIA 231,135,737
PUERTO RICO - 2.3% (1.4% of Total Investments)
3,862,069 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0 .000 08/01/54 829,182
5,281,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 5,281,302
6,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 1,573,136
23,031,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 22,029,147
32,452,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 31,627,862
1,370,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 1,372,077
6,448,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 6,391,011
4,503,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 4,463,201
4,727,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 4,518,921
TOTAL PUERTO RICO 78,085,839
RHODE ISLAND - 0.8% (0.5% of Total Investments)
3,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group
Issue Series 2024
5 .250 05/15/54 3,002,263
174,390,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 23,425,913
TOTAL RHODE ISLAND 26,428,176

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 3.9% (2.3% of Total Investments)
$ 25,200,000 (a) Charleston County Airport District, South Carolina, Airport
Revenue Bonds, Series 2024B, (UB)
5 .250% 07/01/54 $ 26,271,668
1,290,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/41 1,291,063
4,000,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/46 4,001,284
26,955,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/31 23,097,751
15,420,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/32 12,712,533
4,000,000 Rock Hill, South Carolina, Combined Utility System Revenue
Bonds, Series 2024A
5 .000 01/01/54 4,079,341
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .000 06/15/43 1,036,141
1,095,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .125 06/15/53 1,110,717
12,000,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2020A
4 .000 12/01/44 11,119,122
9,030,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 9,188,541
6,210,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
4 .000 11/01/48 5,723,177
3,490,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/48 3,530,279
6,800,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/46 6,823,844
10,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/56 10,000,013
5,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
4 .000 12/01/52 4,437,520
8,686,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B
4 .000 12/01/39 8,719,203
TOTAL SOUTH CAROLINA 133,142,197
SOUTH DAKOTA - 1.1% (0.6% of Total Investments)
4,000,000 Clay County, South Dakota, General Obligation Bonds, Series
2023
5 .000 12/01/52 4,100,153
3,000,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds,
Dow Rummel Village Project, Series 2017
5 .000 11/01/42 2,867,191
3,150,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds,
Dow Rummel Village Project, Series 2017
5 .125 11/01/47 2,863,323
22,800,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
4 .000 09/01/50 20,418,458
1,150,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2014B
5 .000 11/01/44 1,150,569
5,245,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 5,257,700
TOTAL SOUTH DAKOTA 36,657,394

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.9% (1.2% of Total Investments)
$ 2,180,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000% 07/01/35 $ 2,246,349
5,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2016
5 .000 09/01/36 5,009,774
1,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2016
5 .000 09/01/47 994,413
445,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/31 449,254
1,755,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/36 1,765,381
6,165,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/48 6,531,700
11,670,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/56 12,152,961
4,170,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .250 05/01/53 4,287,205
2,225,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Lipscomb University, Refunding & Improvement Series
2016A
5 .000 10/01/41 2,203,435
2,910,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Lipscomb University, Refunding & Improvement Series
2016A
5 .000 10/01/45 2,812,208
5,000,000 (d) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A,
(Pre-refunded 7/01/26)
5 .000 07/01/40 5,018,406
6,000,000 (d) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A,
(Pre-refunded 7/01/26)
5 .000 07/01/46 6,022,088
2,750,000 Metropolitan Knoxville Airport Authority, Tennessee, Airport
Revenue Bonds, Series 2024A
5 .250 06/01/54 2,854,752
390,000 (c) Shelby County Health, Educational, Housing, and Facility
Board, Tennessee, Student Housing Revenue Bonds, Madrone
Memphis Student Housing, I LLC - University of Memphis
Project Series 2024A-1
5 .250 06/01/56 378,384
6,270,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2022A
5 .000 11/01/52 6,492,818
7,325,000 (b) The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2023A-1, (Mandatory Put 5/01/28)
5 .000 05/01/53 7,540,852
TOTAL TENNESSEE 66,759,980
TEXAS - 13.1% (7.9% of Total Investments)
2,260,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding
& Improvement Series 2023
5 .000 11/15/48 2,352,273
7,735,000 (a) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025B, (UB)
5 .000 08/15/51 8,111,783
6,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/43 6,659,506
1,000,000 Cedar Hill Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2002 - FGIC
Insured
0 .000 08/15/32 799,932
1,925,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .350 12/01/42 1,836,673

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .400% 12/01/47 $ 902,624
10,000,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
5 .000 12/01/47 10,384,400
5,000,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding and Improvement Series 2024
4 .000 11/01/45 4,810,768
6,125,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2021B
4 .000 11/01/45 5,861,932
7,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Improvement Series 2023B
5 .000 11/01/47 8,135,710
10,000,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2021A
4 .000 11/01/46 9,324,956
19,215,000 (a) Ector County, Texas, Certificates of Obligation, Series 2024,
(UB)
5 .000 02/15/50 19,755,960
3,700,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, School Building Series 2017
5 .000 08/15/42 3,723,621
3,500,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/40 3,508,626
10,000,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/45 9,415,110
8,500,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/49 7,665,604
12,695,000 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Refunding First Tier Series 2020C - AGM
Insured
4 .000 10/01/49 11,617,622
5,295,000 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Subordinate Lien Series 2018A. Tela
Supported
5 .000 10/01/48 5,384,763
5,000,000 Greenwood Independent School District, Midland County,
Texas, School Building Bonds, Series 2024
5 .000 02/15/49 5,152,264
9,275,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A
4 .125 07/01/52 8,309,159
2,845,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
4 .000 12/01/45 2,672,780
5,000,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2018A
4 .000 08/15/48 4,632,863
4,040,000 (a),(c) Harris County, Texas, Toll Road Revenue Bonds, Tender Options
Bond Trust 2015-XF2184. Formerly Tender Options Bond Trust
3028. - AGM Insured, (IF)
7 .323 08/15/28 4,763,368
1,195,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/41 586,416
2,390,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/42 1,114,336
2,660,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/43 1,178,110
7,260,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/44 3,050,221
10,440,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/45 4,141,705
7,165,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/49 2,244,410
3,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/52 794,574

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,710,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018B
5 .000% 07/01/48 $ 2,742,586
5,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5 .250 11/15/54 5,338,108
3,635,000 (a) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C, (UB)
5 .500 09/01/58 3,871,201
1,715,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/32 1,375,425
38,165,000 (a) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2026, (UB)
5 .250 02/15/61 40,246,992
4,000,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
4 .000 08/15/41 3,979,428
1,780,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .750 12/01/33 1,780,907
1,800,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
6 .125 12/01/38 1,800,815
9,750,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
4 .000 02/15/54 8,801,757
16,285,000 Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2017
5 .000 01/01/36 16,455,072
10,040,000 Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2017 - AGM Insured
5 .000 01/01/38 10,143,545
2,100,000 Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018
5 .000 09/15/43 2,101,054
1,815,000 Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018
5 .000 09/15/48 1,815,221
4,240,000 New Braunfels, Comal County, Texas, Utility System Revenue
Bonds, Refunding Series 2022
5 .000 07/01/47 4,377,679
3,900,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
5 .000 04/01/46 3,899,896
7,000,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
5 .000 06/01/53 7,271,430
1,880,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 2,221,215
7,990,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 9,515,481
2,125,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/28 2,026,122
14,610,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
5 .000 01/01/43 14,926,841
9,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025
5 .000 02/15/50 9,370,939
10,000,000 (a) Pearland, Texas, Certificates of Obligation, Series 2025B, (UB) 5 .250 09/01/55 10,473,467
2,250,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Saint Edward?s University Project,
Series 2016
4 .000 06/01/36 2,107,992
6,250,000 San Angelo Independent School District, Tom Green County,
Texas, General Obligation Bonds, School Building Series 2025
5 .000 02/15/44 6,706,381
2,000,000 San Antonio, Texas, General Obligation Bonds, General
Improvement Series 2021
4 .000 08/01/41 2,009,035
11,000,000 Sherman Independent School District, Grayson County, Texas,
General Obligation Bonds, School Building Series 2023B
5 .000 02/15/53 11,279,030
5,000,000 (a) Sherman Independent School District, Grayson County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
5 .250 02/15/49 5,324,026

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 (a) Sherman Independent School District, Grayson County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
5 .000% 02/15/53 $ 5,150,149
7,975,000 Tarrant County College District, Texas, General Obligation
Bonds, Series 2022
5 .000 08/15/39 8,625,722
2,500,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Methodist
Hospital of Dallas, Series 2022
4 .000 10/01/47 2,255,216
1,500,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A
4 .000 07/01/53 1,303,694
2,500,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/41 2,509,126
10,500,000 (a) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C, (UB)
5 .125 01/01/54 10,726,260
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/39 1,267,541
2,875,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5 .000 08/01/57 2,885,601
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2019A
4 .000 10/15/49 4,626,017
23,200,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A
4 .375 10/15/59 21,963,433
15,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
4 .750 10/15/55 15,034,233
17,220,000 University of Houston, Texas, Consolidated Revenue Bonds,
Refunding Series 2022A
5 .000 02/15/52 17,686,517
7,000,000 West Harris County Regional Water Authority, Texas, Water
System Revenue Bonds, Series 2022 - AGM Insured
5 .000 12/15/57 7,178,762
TOTAL TEXAS 452,065,985
UTAH - 1.1% (0.7% of Total Investments)
1,045,000 (c) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 1,063,403
500,000 (c) Downtown Daybreak Public Infrastructure District 1, Utah, Tax
Increment Revenue Bonds, Series 2026
5 .625 03/01/46 508,564
7,705,000 (a) Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A, (UB)
5 .500 06/01/50 8,369,634
1,250,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .750 06/15/44 1,294,619
6,000,000 (a) Millard School District, Utah, Lease Revenue Bonds, Local
Building Authority Series 2024 - BAM Insured, (UB)
5 .000 05/15/59 6,102,263
3,066,000 (c) Northpoint Infrastructure Financing District, Salt Lake City,
Salt Lake County, Utah, Special Assessment Bonds Northpoint
Assessment Area, Series 2026
6 .625 12/01/55 3,069,192
3,560,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017B
5 .000 07/01/42 3,608,822
1,975,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017B
5 .000 07/01/47 1,990,619
4,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018B
5 .000 07/01/48 4,052,223
1,000,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/38 1,012,503
2,320,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/43 2,332,390
2,040,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/48 2,041,392
1,830,000 (a) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .700 01/01/54 1,831,309
TOTAL UTAH 37,276,933

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VERMONT - 0.1% (0.1% of Total Investments)
$ 2,730,000 Vermont Educational and Health Buildings Financing Agency,
Revenue Bonds, Middlebury College Project, Series 2023
5 .000% 11/01/52 $ 2,815,005
TOTAL VERMONT 2,815,005
VIRGIN ISLANDS - 0.2% (0.1% of Total Investments)
2,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 2,752,880
4,600,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 4,615,722
TOTAL VIRGIN ISLANDS 7,368,602
VIRGINIA - 1.4% (0.9% of Total Investments)
1,610,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020
4 .000 07/01/40 1,609,949
430,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 440,888
4,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2018A
4 .000 05/15/48 3,759,466
8,075,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A
4 .000 07/01/52 7,292,083
425,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 462,982
1,800,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 1,971,901
10,000,000 Virginia Commonwealth Transportation Board, Interstate 81
Corridor Program Revenue Bonds, Senior Lien Series 2021
5 .000 05/15/57 10,299,211
16,065,000 (a) Virginia Port Authority, Port Facilities Revenue Bonds, Series
2025, (UB)
5 .250 07/01/50 17,093,131
7,505,000 Virginia Resources Authority, Infrastructure and State Moral
Obligation Revenue Bonds, Pooled Loan Bond Program, State
Moral Series 2024A
4 .000 11/01/49 7,063,066
TOTAL VIRGINIA 49,992,677
WASHINGTON - 5.0% (3.0% of Total Investments)
7,000,000 Central Puget Sound Regional Transit Authority, Washington,
Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series
2016S-1
5 .000 11/01/41 7,050,214
12,235,000 Chelan County Public Utility District 1, Washington, Columbia
River-Rock Island Hydro-Electric System Revenue Refunding
Bonds, Series 1997A - NPFG Insured
0 .000 06/01/26 12,202,693
7,000,000 Douglas County Public Utility District 1, Washington, Revenue
Bonds, Wells Hydroelectric, Series 2022B
5 .000 09/01/47 7,273,866
11,500,000 Fircrest Properties, Washington, Lease Revenue Bonds,
Washington State Department of Social & Health Services
Project Series 2024
5 .500 06/01/49 12,355,141
4,200,000 King County Public Hospital District 1, Washington, Limited Tax
General Obligation Bonds, Valley Medical Center, Refunding
Series 2016
5 .000 12/01/36 4,226,011
7,500,000 King County Public Hospital District 1, Washington, Limited Tax
General Obligation Bonds, Valley Medical Center, Refunding
Series 2018
5 .000 12/01/43 7,685,524
10,630,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax 2020A
4 .000 12/01/45 9,860,068
3,905,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2025A
5 .000 10/01/44 4,228,353
5,230,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2025A
5 .000 10/01/47 5,513,950
10,535,000 Seattle, Washington, Drainage and Wastewater System
Revenue Bonds, Improvement Series 2023
5 .000 02/01/49 10,980,070
3,750,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2022
5 .000 07/01/52 3,863,694

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 10,000,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2023
5 .000% 03/01/53 $ 10,325,966
2,000,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2025
5 .250 02/01/50 2,140,957
4,000,000 (a) Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A, (UB)
5 .250 12/01/55 4,221,890
1,185,000 (a) Spokane County, Washington, Airport Revenue Bonds,
Spokane International Airport Series 2024A, (UB)
5 .000 01/01/41 1,274,579
1,245,000 (a) Spokane County, Washington, Airport Revenue Bonds,
Spokane International Airport Series 2024A, (UB)
5 .000 01/01/42 1,329,601
1,310,000 (a) Spokane County, Washington, Airport Revenue Bonds,
Spokane International Airport Series 2024A, (UB)
5 .000 01/01/43 1,392,599
7,645,000 (a) Spokane County, Washington, Airport Revenue Bonds,
Spokane International Airport Series 2024A, (UB)
5 .250 01/01/54 7,923,503
5,250,000 Tacoma, Washington, Sewer Revenue Bonds, Series 2018 4 .000 12/01/48 4,920,539
6,180,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 6,312,078
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/32 4,009,073
10,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
4 .250 10/01/40 9,899,785
3,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 3,001,681
5,160,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015A
4 .000 10/01/45 4,892,137
2,600,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
3 .000 07/01/58 1,710,208
2,525,000 Washington State Higher Education Facilities Authority,
Revenue Bonds, Seattle University, Series 2020
4 .000 05/01/45 2,312,411
500,000 (c) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5 .000 01/01/46 483,054
13,395,000 (a) Washington State, General Obligation Bonds, Various Purpose
Series 2023A, (UB)
5 .000 08/01/47 13,978,340
9,000,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2003C - FGIC Insured
0 .000 06/01/28 8,494,941
TOTAL WASHINGTON 173,862,926
WEST VIRGINIA - 0.6% (0.4% of Total Investments)
12,690,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 12,768,114
2,065,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2021
5 .000 06/01/47 2,142,879
5,750,000 West Virginia State, General Obligation Bonds, State Road
Competitive Series 2018B
4 .000 06/01/42 5,755,664
TOTAL WEST VIRGINIA 20,666,657
WISCONSIN - 5.2% (3.1% of Total Investments)
43,035 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 280
42,429 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 275
42,126 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 272
41,823 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 269
41,217 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 264

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 45,157 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/51 $ 288
1,117,859 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 759,763
44,853 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 285
44,247 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 280
43,944 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 277
43,338 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 272
42,732 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 268
42,429 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 265
41,823 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 260
41,519 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 258
41,217 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 255
40,611 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 251
40,307 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 248
39,701 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 244
39,398 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 242
39,095 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 239
38,489 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 235
501,278 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 3,059
1,950,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A
4 .000 07/01/56 1,415,033
5,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 4,927,655
8,335,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/48 7,866,936

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,060,000 (d) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1, (Pre-refunded 5/15/28)
4 .000% 11/15/43 $ 1,091,630
8,940,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1
4 .000 11/15/43 8,637,745
9,830,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/46 8,940,996
8,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/51 6,962,320
9,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 9,021,245
2,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic, Series 2016B
5 .000 02/15/35 2,002,191
2,415,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/51 1,796,696
2,470,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 1,717,532
5,155,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A
4 .000 11/15/34 5,155,668
1,110,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Benevolent Corporation Cedar
Community, Series 2017
5 .000 06/01/37 1,134,176
955,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Benevolent Corporation Cedar
Community, Series 2017
5 .000 06/01/41 975,800
1,000,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/30 1,032,155
1,110,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/31 1,145,692
1,100,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/32 1,135,371
1,725,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/33 1,780,468
1,775,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/34 1,832,075
1,910,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/35 1,971,416
2,065,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/36 2,131,401
15,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2022A
4 .000 04/01/41 14,677,463
18,595,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marquette University, Series 2016
5 .000 10/01/46 18,622,084
8,215,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 8,219,879

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 5,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2016
5 .000% 12/01/41 $ 5,027,596
10,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022
4 .000 12/01/46 9,263,440
10,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022
4 .000 12/01/51 8,745,525
1,525,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/57 1,191,104
29,080,000 (a) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024B, (UB)
4 .750 03/01/51 29,204,279
10,400,000 (a) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C, (UB)
4 .750 03/01/51 10,444,446
TOTAL WISCONSIN 178,838,366
TOTAL MUNICIPAL BONDS
(Cost $5,708,777,716) 5,731,023,035
TOTAL LONG-TERM INVESTMENTS
(Cost $5,708,777,716) 5,731,023,035
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%(0.3% of Total Investments)
17630000 MUNICIPAL BONDS - 0.5% (0.3% of Total Investments) 17630000
MASSACHUSETTS - 0.1% (0.0% of Total Investments)
2,310,000 (g) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Variable Rate Demand Series 2008U-6C
3 .150 10/01/42 2,310,000
TOTAL MASSACHUSETTS 2,310,000
OREGON - 0.2% (0.1% of Total Investments)
6,420,000 (g) Oregon State, General Obligation Bonds, Department of
Veterans Affairs Series 105B of 2020J
3 .400 06/01/39 6,420,000
TOTAL OREGON 6,420,000
TEXAS - 0.2% (0.2% of Total Investments)
8,900,000 (g) San Antonio, Texas, Water System Revenue Bonds, Subordinate
Lien Series 2025D
3 .400 05/01/55 8,900,000
TOTAL TEXAS 8,900,000
TOTAL MUNICIPAL BONDS
(Cost $17,630,000) 17,630,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,630,000) 17,630,000
TOTAL INVESTMENTS - 166.0%
(Cost $5,726,407,716) 5,748,653,035
FLOATING RATE OBLIGATIONS - (14.4)% (498,810,000)
AMTP SHARES, NET - (0.8)%(h) (27,994,106)
MFP SHARES, NET - (20.3)%(i) (702,927,157)
VRDP SHARES, NET - (33.4)%(j) (1,155,799,389)
OTHER ASSETS & LIABILITIES, NET -   2.9% 99,753,822
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 3,462,876,205
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.

Portfolio of Investments April 30, 2026
(continued)
NEA

See Notes to Financial Statements
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $128,756,877 or 2.2% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(h) AMTP Shares, Net as a percentage of Total Investments is 0.5%.
(i) MFP Shares, Net as a percentage of Total Investments is 12.2%.
(j) VRDP Shares, Net as a percentage of Total Investments is 20.1%.

Statement of Assets and Liabilities
See Notes to Financial Statements

e
April 30, 2026 (Unaudited) NAD NEA
ASSETS
Long-term investments, at value
†
$ 4,730,060,217 $ 5,731,023,035
Affiliated investments, at value
++
3,742,830 –
Short-term investments, at value
◊
– 17,630,000
Cash 4,870,932 16,446,431
Receivables:
Dividends 524 –
Interest 73,287,636 80,965,848
Investments sold 12,852,278 38,844,305
Reimbursement from Adviser 1,075 –
Deferred offering costs 104,224 109,909
Other 730,013 1,557,859
Total assets 4,825,649,729 5,886,577,387
LIABILITIES
Floating rate obligations 402,150,000 498,810,000
AMTP Shares, Net
*
727,379,210 27,994,106
MFP Shares, Net
**
370,493,507 702,927,157
VRDP Shares, Net
***
504,170,958 1,155,799,389
Payables:
Management fees 2,159,184 2,601,844
Dividends 15,598,654 19,572,964
Interest 7,852,120 8,205,495
Investments purchased - regular settlement 1,313,938 6,383,026
Accrued expenses:
Custodian fees 503,411 565,135
Investor relations fees 86,748 103,696
Trustees fees 412,111 531,777
Professional fees 20,943 21,597
Shareholder reporting expenses 82,107 96,231
Shareholder servicing agent fees 21,583 23,606
Shelf offering costs 60,840 45,978
Other 18,632 19,181
Total liabilities 2,032,323,946 2,423,701,182
Commitments and contingencies
(1)
Net assets applicable to common shares $ 2,793,325,783 $ 3,462,876,205
Common shares outstanding 233,692,467 300,419,175
Net asset value ("NAV") per common share outstanding $ 11 .95 $ 11 .53
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 2,336,925 $ 3,004,192
Paid-in capital 3,110,947,218 3,844,826,768
Total distributable earnings (loss) (319,958,360) (384,954,755)
Net assets applicable to common shares $ 2,793,325,783 $ 3,462,876,205
Authorized shares:
Common Unlimited Unlimited
Preferred Unlimited Unlimited
†
   Long-term investments, cost $ 4,705,734,374 $ 5,708,777,716
++
   Affiliated investments, cost $ 3,614,438 $ —
◊
   Short-term investments, cost $ — $ 17,630,000
*
   AMTP Shares, liquidation preference $ 727,500,000 $ 28,000,000
**
   MFP Shares, liquidation preference $ 370,800,000 $ 703,900,000
***
    VRDP Shares, liquidation preference $ 504,300,000 $ 1,159,400,000
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2026 (Unaudited) NAD NEA
INVESTMENT INCOME
Dividends $ 304 $ —
Dividends from affiliated investments 84,780 —
Interest 114,094,065 132,727,466
Total investment income 114,179,149 132,727,466
EXPENSES
– –
Management fees 13,118,498 15,800,445
Shareholder servicing agent fees 59,957 67,672
Interest expense and amortization of offering costs 32,479,314 32,188,983
Trustees fees 140,606 171,940
Custodian expenses, net 184,283 207,791
Excise tax liability expense 39,006 4,335
Investor relations expenses 268,688 307,700
Liquidity fees 1,929,678 5,800,207
Professional fees 150,329 195,690
Remarketing fees 253,551 1,180,377
Shareholder reporting expenses 71,063 64,380
Stock exchange listing fees 36,895 47,262
Other 79,035 112,186
Total expenses before expense reimbursement 48,810,903 56,148,968
Expense reimbursement (6,483) —
Net expenses 48,804,420 56,148,968
Net investment income (loss) 65,374,729 76,578,498
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (4,576,280) (224,174)
Net realized gain (loss) (4,576,280) (224,174)
Change in unrealized appreciation (depreciation) on:
Investments (27,817,267) (36,457,173)
Affiliated investments (6,360) —
Net change in unrealized appreciation (depreciation) (27,823,627) (36,457,173)
Net realized and unrealized gain (loss) (32,399,907) (36,681,347)
Net increase (decrease) in net assets applicable to common shares from operations $ 32,974,822 $ 39,897,151

Statement of Changes in Net Assets
See Notes to Financial Statements

NAD NEA
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 65,368,246 $ 122,804,019 $ 76,578,498 $ 145,561,006
Net realized gain (loss) (4,576,280) (23,797,841) (224,174) (31,885,556)
Net change in unrealized appreciation (depreciation) (27,823,627) (33,649,886) (36,457,173) (31,572,748)
Net increase (decrease) in net assets applicable to common shares from operations 32,968,339 65,356,292 39,897,151 82,102,702
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (98,771,077) (121,407,147) (122,146,769) (142,908,934)
Return of Capital – (87,723,424) – (116,018,475)
Total distributions (98,771,077) (209,130,571) (122,146,769) (258,927,409)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs 2,055,275 — 15,475,696 —
Reinvestments of distributions 1,433,700 — 1,159,702 —
Net increase (decrease) applicable to common shares from capital share transactions 3,488,975 — 16,635,398 —
Net increase (decrease) in net assets applicable to common shares (62,313,763) (143,774,279) (65,614,220) (176,824,707)
Net assets applicable to common shares at the beginning of period 2,855,639,546 2,999,413,825 3,528,490,425 3,705,315,132
Net assets applicable to common shares at the end of period $ 2,793,325,783 $ 2,855,639,546 $ 3,462,876,205 $ 3,528,490,425

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended April 30, 2026 (Unaudited) NAD NEA
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 32,968,339 $ 39,897,151
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (245,893,772) (172,939,615)
Proceeds from sale and maturities of investments 287,608,816 259,631,841
Proceeds from (Purchase of) short-term investments, net — 6,160,000
Amortization (Accretion) of premiums and discounts, net (7,581,266) (7,611,181)
Amortization of deferred offering costs 127,618 354,110
(Increase) Decrease in:
Receivable for interest (3,654,366) (3,363,684)
Receivable for investments sold 8,339,007 (14,252,555)
Receivable for reimbursement from Adviser 33 —
Other assets 12,591 (42,751)
Increase (Decrease) in:
Payable for interest 4,108,583 4,579,919
Payable for investments purchased - regular settlement 1,313,938 6,383,026
Payable for management fees (103,021) (130,832)
Accrued custodian fees 184,199 207,708
Accrued investor relations fees 77,683 79,857
Accrued Trustees fees (26,878) (39,449)
Accrued professional fees 5,484 (8,520)
Accrued shareholder reporting expenses 35,899 24,588
Accrued shareholder servicing agent fees 611 1,167
Accrued shelf offering costs 60,840 45,978
Accrued other expenses (4,720) 15,980
Net realized (gain) loss from investments 4,576,280 224,174
Net realized (gain) loss from paydowns 16,788 12,148
Net change in unrealized (appreciation) depreciation of investments 27,817,267 36,457,173
Net change in unrealized (appreciation) depreciation of affiliated investments 6,360 —
Net cash provided by (used in) operating activities 109,996,313 155,686,233
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings — 18,715,724
(Repayments) of borrowings — (18,715,724)
Proceeds from floating rate obligations 40,310,000 69,560,000
(Repayments of) floating rate obligations (6,795,000) (36,620,000)
(Repayments for) AMTP Shares redeemed, at liquidation preference — (25,000,000)
(Repayments for) MFP Shares redeemed, at liquidation preference (50,000,000) (35,000,000)
(Payments for) deferred offering costs (104,224) (109,909)
Increase (Decrease) in:
Cash overdraft — (6,652,557)
Cash distributions paid to common shareholders (97,301,905) (120,893,032)
Proceeds from shelf offering, net of offering costs 2,055,275 15,475,696
Net cash provided by (used in) financing activities (111,835,854) (139,239,802)
Net increase (decrease) in cash (1,839,541) 16,446,431
Cash at the beginning of period 6,710,473 —
Cash at the end of period $ 4,870,932 $ 16,446,431
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NAD NEA
Cash paid for interest
$ 28,239,418 $ 27,250,322
Non-cash financing activities not included herein consists of reinvestments of common share distributions 1,433,700 1,159,702

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Shelf
Offering
Costs
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NAD
4/30/26
(e)
$ 12.23 $ 0.28 $ (0.14) $ 0.14 $ (0.42) $ — $ — $ (0.42) $ — $ —
(f)
$ 11.95 $ 11.76
10/31/25 12.85 0.53 (0.25) 0.28 (0.52) — (0.38) (0.90) — — 12.23 11.99
10/31/24 11.56 0.47 1.53 2.00 (0.52) — (0.19) (0.71) — — 12.85 11.99
10/31/23 11.85 0.48 (0.29) 0.19 (0.48) — — (0.48) — — 11.56 9.81
10/31/22 16.11 0.63 (4.21) (3.58) (0.68) — — (0.68) — — 11.85 10.63
10/31/21 15.75 0.72 0.35 1.07 (0.71) — — (0.71) — — 16.11 15.63
NEA
4/30/26
(e)
11.80 0.26 (0.12) 0.14 (0.41) — — (0.41) — —
(f)
11.53 11.47
10/31/25 12.39 0.49 (0.21) 0.28 (0.48) — (0.39) (0.87) — — 11.80 11.65
10/31/24 11.17 0.43 1.48 1.91 (0.47) — (0.22) (0.69) — — 12.39 11.60
10/31/23 11.49 0.44 (0.32) 0.12 (0.44) — — (0.44) —
(f)
— 11.17 9.47
10/31/22 15.71 0.60 (4.17) (3.57) (0.65) — — (0.65) — — 11.49 10.32
10/31/21 15.50 0.69 0.22 0.91 (0.70) — — (0.70) — — 15.71 15.18
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.
(c) After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NAD
4/30/26
(e)
2.48%
(g )
10/31/25
2.74
10/31/24
2.94
10/31/23
2.77
10/31/22
1.06
10/31/21
0.53
NEA
4/30/26
(e)
2.26
(g )
10/31/25
2.54
10/31/24
2.84
10/31/23
2.72
10/31/22
1.06
10/31/21
0.53
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
Expenses
After
Reimbursement
(c)
Net
Investment
Income
(Loss)
(c),(d)
Portfolio
Turnover
Rate
1.19% 1.60% $ 2,793,326 3.49%
(g)
3.49%
(g)
4.67%
(g)
5%
2.40 8.01 2,855,640 3.74 3.74  4.31 21
17.34 29.88 2,999,414 3.92 3.92  3.59 18
1.26 (3.68) 2,697,386 3.73 3.73  3.72 24
(22.79) (28.38) 2,765,632 2.02 2.02  4.44 37
6.85 13.31 3,759,374 1.44 1.44  4.43 10
1.19 1.98 3,462,876 3.24
(g)
3.24
(g)
4.43
(g)
3
2.49 8.47 3,528,490 3.53 3.53  4.13 15
17.10 30.16 3,705,315 3.81 3.81  3.43 12
0.72 (4.42) 3,339,597 3.68 3.68  3.53 23
(23.31) (28.47) 3,436,743 2.01 2.01  4.31 36
5.91 10.92 4,697,314 1.44 1.44  4.31 12
(d) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares and borrowings (as described in
Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares and borrowings (as described in Notes to
Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(e) Unaudited.
(f) Value rounded to zero.
(g) Annualized.

Financial Highlights (continued)
Asset
Coverage
Per
$1,000
Share
(c)
NEA
4/30/26
(f)
$2,831
10/31/25
2,808
10/31/24
2,683
10/31/23
2,408
10/31/22
2,402
10/31/21
2,831
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
Share
(b)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per $100,000
Share
(b),(d)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
Share
(b)
Asset
Coverage
Per $1
Liquidation
Preference
(e)
NAD
4/30/26
(f)
$ 727,500 $ 274,300 $ 370,800 $ 274,300 $ 504,300 $ 274,300 $ 2.74
10/31/25 727,500 272,797 420,800 272,797 504,300 272,797 2.73
10/31/24 727,500 277,733 455,800 277,733 504,300 277,733 2.78
10/31/23 727,500 241,165 679,000 241,165 504,300 241,165 2.41
10/31/22 727,500 240,874 679,000 240,874 504,300 240,874 2.41
10/31/21 727,500 284,419 679,000 284,419 632,000 284,419 2.84
NEA
4/30/26
(f)
28,000 283,095 703,900 283,095 1,159,400 283,095 2.83
10/31/25 53,000 280,828 738,900 280,828 1,159,400 280,828 2.81
10/31/24 78,000 268,324 963,900 268,324 1,159,400 268,324 2.68
10/31/23 173,000 240,834 1,038,900 240,834 1,159,400 240,834 2.41
10/31/22 173,000 240,229 1,088,900 240,229 1,159,400 240,229 2.40
10/31/21 316,500 283,145 1,088,900 283,145 1,159,400 283,145 2.83
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate of the involuntary liquidation preference of the outstanding preferred shares and multiplying the result by 100,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings (excluding temporary borrowings) of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(c) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding
(if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by
1,000.
(d) NEA’s Series D MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share.  The asset coverage per $1,000 share for NEA’s Series D MFP Shares were as follows:
(e) Includes all preferred shares presented for the Fund.
(f) Unaudited.

Notes to Financial Statements

(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Quality Municipal Income Fund (NAD)
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NAD and NEA were organized as Massachusetts business trusts on January 15, 1999 and July 29, 2002, respectively.
Current Fiscal Period
: The end of the reporting period for the Funds is April 30, 2026, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds' distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Fund
Gross
Custodian Fee
Credits
NAD
$ —
NEA
—

Notes to Financial Statements
(continued)
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes.
Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes.
Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Dividend income is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU")
No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within
ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11):
In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic
270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Placeholder: Allows a user to build an adhoc table of information
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a)
floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and
(b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
NAD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 3,742,830 $ – $ – $ 3,742,830
Investment Companies 423,401 – – 423,401
Municipal Bonds – 4,729,618,703 – 4,729,618,703
Warrants – – 18,113 18,113
Total $ 4,166,231 $ 4,729,618,703 $ 18,113 $ 4,733,803,047
NEA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,731,023,035 $ – $ 5,731,023,035
Short-Term Investments:
Municipal Bonds – 17,630,000 – 17,630,000
Total $ – $ 5,748,653,035 $ – $ 5,748,653,035

Notes to Financial Statements
(continued)
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NAD
$ 402,150,000 $ — $ 402,150,000
NEA
498,810,000 8,070,000 506,880,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NAD
$ 381,812,781 3.02%
NEA
466,649,890 2.97

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payments"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse
Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The following Funds have filed a registration statement with the Securities and Exchange Commission (“SEC”) authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf
Offering”), which became effective with the SEC during prior fiscal periods.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NAD
$ 402,150,000 $ — $ 402,150,000
NEA
498,810,000 8,070,000 506,880,000
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
NAD
$ 245,893,772 $ 287,608,816
NEA
172,939,615 259,631,841

Notes to Financial Statements
(continued)
Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the Funds’
current and prior fiscal period were as follows:
r
Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
 Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
NAD
Six Months
Ended
4/30/26
Year Ended
10/31/25
Maximum aggregate offering 23,000,000 —*
Common shares sold 170,000 –
Offering proceeds, net of offering costs $2,055,275 $–
NEA
Six Months
Ended
4/30/26
Year Ended
10/31/25
Maximum aggregate offering 30,000,000 —**
Common shares sold 1,328,000 –
Offering proceeds, net of offering costs $15,475,696 $–
* For the period February 25, 2026 through April 30, 2026.
** For the period February 13, 2026 through April 30, 2026.
NAD
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Common Shares:
Sold through shelf offering 170,000 —
Issued to shareholders due to reinvestment of distributions 117,812 —
Total 287,812 —
Weighted average common share:
Premium to NAV per shelf offering common share sold 0.15% –%
NEA
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Common Shares:
Sold through shelf offering 1,328,000 —
Issued to shareholders due to reinvestment of distributions 98,783 —
Total 1,426,783 —
Weighted average common share:
Premium to NAV per shelf offering common share sold 0.42% –%

Adjustable Rate MuniFund Term Preferred Shares:
The Funds have issued and have outstanding Adjustable Rate MuniFund Term
Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAD and NEA had $727,379,210 and $27,994,106 of AMTP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:
Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fails to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Fund Series
Shares
Outstanding
Liquidation
Preference
NAD 2028 3,370 $337,000,000
2028-1 2,085 $208,500,000
2028-2 1,820 $182,000,000
NEA 2028-1 280 $28,000,000
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NAD 180-day 2028 December 1, 2028* November 30, 2019
180-day 2028-1 December 1, 2028* November 30, 2019
180-day 2028-2 December 1, 2028* November 30, 2019
NEA 360-day 2028-1 December 1, 2028* December 13, 2019
* Subject to early termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 727,500,000 3.51%
NEA
49,546,961 3.43

Notes to Financial Statements
(continued)
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares:
The Funds have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 ($1,000 for
NEA’s Series D) liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current fiscal period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, NAD and NEA had $370,493,507 and $702,927,157 of MFP Shares at liquidation preference, net of deferred available offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows.

The average liquidation preference of MFP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred
(“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAD and NEA had $504,170,958 and $1,155,799,389 of VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
Fund Series
Shares
Outstanding
Term
Redemption Date Mode
Mode
Termination Date
NAD A 2,988 January 3, 2028 VRM January 3, 2028*
B 720 September 1, 2047 VRM N/A
NEA A 1,350 February 3, 2048 VRDM February 3, 2048*
C 2,380 March 2, 2028 VRDM March 2, 2028*
D 330,900 March 1, 2029 VRRM N/A
* Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 406,711,602 3.66%
NEA
711,248,066 2.69
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference
Special Rate
Period Expiration Maturity
NAD 1 2,368 0.10% $236,800,000 N/A September 11, 2056
2 2,675 0.10% $267,500,000 N/A September 11, 2056
NEA 1 2,190 0.10% $219,000,000 N/A June 1, 2040
3 3,509 0.05% $350,900,000 N/A March 1, 2040
4 4,895 0.10% $489,500,000 N/A September 11, 2056
5 1,000 0.10% $100,000,000 N/A January 1, 2046
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.

Notes to Financial Statements
(continued)
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted
in the following tables.
Transactions in AMTP Shares for the Funds, where applicable, were as follows:
Transactions in MFP Shares for the Funds, where applicable, were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NEA the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 504,300,000 2.56%
NEA
1,159,400,000 2.50
Six Months Ended
April 30, 2026
Year Ended
October 31, 2025
NEA Series Shares Amount Series Shares Amount
AMTP Shares redeemed 2028-1 (250) $(25,000,000) 2028-1 (250) $(25,000,000)
Six Months Ended Year Ended
April 30, 2026 October 31, 2025
NAD Series Shares Amount Series Shares Amount
MFP Shares redeemed A (500) $(50,000,000) A (350) $(35,000,000)
Six Months Ended Year Ended
April 30, 2026 October 31, 2025
NEA Series Shares Amount Series Shares Amount
MFP Shares redeemed B (350) $(35,000,000) B (2250) $(225,000,000)

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NAD
$ 4,302,833,097 $ 116,052,616 $ (87,232,666) $ 28,819,950
NEA
5,217,051,657 137,803,283 (105,011,850) 32,791,433
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NAD
$ — $ 185,742 $ — $ 55,842,455 $ (293,728,791) $ — $ (16,455,028) $ (254,155,622)
NEA
— 20,645 — 68,398,011 (350,792,310) — (20,331,483) (302,705,137)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2025 and paid on November 3, 2025.
Fund Short-Term Long-Term Total
NAD
1
$ 142,599,184 $ 151,129,607 $ 293,728,791
NEA
1
168,158,699 182,633,611 350,792,310
1
A portion of NAD's and NEA's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For managed assets over $5 billion 0.3625
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Notes to Financial Statements
(continued)
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of April 30, 2026, the annual complex-level fee for each fund was as follows:
The Adviser has voluntarily agreed to waive its investment management fees for a Fund, and/or reimburse other expenses of the Fund, in an amount equal to the management fee of the Nuveen exchange-traded funds (the “Nuveen ETFs”) paid by the Fund on its investment in the Nuveen ETFs in order for the Fund’s net expenses to not increase due to the impact of the Nuveen ETFs’ management fees. The Adviser will adjust each Fund’s other expense reimbursement arrangements, as necessary, to record the impact of this waiver and/or reimbursement. Such voluntary commitment will be in force for as long the Fund invests in the Nuveen ETFs and may only be amended with approval of the Board. See Affiliated Investments in these
Notes to Financial Statements for more information on the Nuveen ETFs held by the Funds during the current fiscal period.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the
Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Affiliated Investments:
Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”.
A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/mutual-funds/prospectuses, or upon request by calling (800) 257-8787. Information regarding transactions with affiliated investments is as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.
Fund
Complex-Level Fee
NAD
0.1557%
NEA
0.1557
Fund
Purchases Sales
Realized
Gain (Loss)
NAD
$ 4,431,650 $ 4,133,395 $ (66,702)
NEA
1,241,121 7,264,141 (380,346)
Issue
Value at
10/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
4/30/26
Value at
4/30/26
Dividend
Income
NAD
Exchange-Traded Funds
Nuveen High Yield Municipal
Income ETF $3,749,190 $– $– $– $(6,360) 150,000 $3,742,830 $84,780
Total $3,749,190 $– $– $– $(6,360) 150,000 $3,742,830 $84,780

From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’
financial statements.
10. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
Fund
Maximum
Outstanding
Balance
NAD
$ —
NEA
18,715,724
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NAD
— $ — — %
NEA
2 18,715,724 4.84

Notes to Financial Statements
(continued)
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
11.
Subsequent Event
Line of Credit
:
During June 2026, the Participating Funds renewed the standby credit facility through June 2027 and reduced the drawn interest rate to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.10% per annum or (b) the Fed Funds Effective Rate plus 1.10% per annum on amounts borrowed from the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20%
per annum on amounts borrowed. All other terms remain unchanged.

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NAD NEA
Common shares repurchased 0 0

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option
Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-
term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Statement Regarding Basis for Approval of
Investment Advisory Contract

(Unaudited)
Nuveen Quality Municipal Income Fund
Nuveen AMT-Free Quality Municipal Income Fund
(collectively, the “Funds” )
I. The Approval Process
At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a
“Board Member”) of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”) pursuant to which NFAL serves as the investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with
Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Nuveen fund complex consists of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by Teachers
Advisors, LLC (“TAL,” and such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the
“funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity
Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.
The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the
Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment
Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management
Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are
collectively, the “Fund Advisers” and each, a “Fund Adviser.”
In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members
considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d)
compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable);
(f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; (j) management of distributions; and (k) with respect to closed-end funds, closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value.
In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial
Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe, as well as a description of Broadridge’s methodology in compiling the expense universe.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the
Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory
Agreements.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”)
to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the
Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.
The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory
Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory
Agreements is set forth in Section II below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel;
succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.
In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.
The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The
Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.
In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers,

conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management;
oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.
With respect to closed-end Nuveen funds, such services also include managing leverage; managing distributions; providing capital management and secondary market services (such as implementing common share shelf offerings, rights offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee
monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment
Committee considered, among other things, Fund performance (based on net asset value net of fees) over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”)
and to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.
In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.
With respect to closed-end Nuveen funds, the Board also considered that secondary market trading of shares of the closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-End Fund Committee reviewed certain performance data reflecting, among other things, premium/discount data at their quarterly meetings with an annual review of the closed-end fund market for the 2025 calendar year at the February Meeting. As applicable, the Board considered, among other things, the impact of leverage on a closed-end fund’s common share earnings and total return.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.
Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.
With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of the annual review, the Board Members considered, among other things, the management fee schedules for the respective Fund.
In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.
In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.
The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). The Board considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.
In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In addition, the Board considered that the fee and expense information in the
Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.
The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.
The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.
In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs) for certain of the closed-end Nuveen funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for the Adviser and Sub-Adviser (as applicable) given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the applicable fund’s return.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the
Sub-Adviser is the responsibility of the Adviser, not the Funds.
Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in
Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable)
to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. The Board, however, considered that there were no comparable clients for the closed-end Nuveen funds. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.
With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.
The Board concluded that the varying levels of fees were reasonable given the foregoing.
3. Profitability of the Fund Advisers
In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers)
from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.
In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.
Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).
Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.
The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-
level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-
level breakpoints and the complex-level breakpoints for the 2025 calendar year. With respect to closed-end funds, the Board considered the limited ability of closed-end funds to increase their assets as fund growth is primarily a result of portfolio appreciation with some funds occasionally raising assets in rights offerings and shelf offerings. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.
The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the
Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.
In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Additional Fund-Specific Factors
For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.
______________________________________________________________________________
Nuveen Quality Municipal Income Fund
Relative Net Performance
Comparative Fees and Expenses
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Second Quartile Third Quartile Third Quartile
Performance Benchmark
Underperformed Underperformed Underperformed
Expense Universe
Actual Management Fee Rate
Above Median
Net Total Expense Ratio
Above Median

___________________________________________________________________________
Nuveen AMT-Free Quality Municipal Income Fund
Relative Net Performance
Comparative Fees and Expenses
___________________________________________________________________________
G. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each
Fund and that the Advisory Agreements be renewed for an additional one-year period.
II. Subsequent Approvals of Advisory Agreements
As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the
Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.
At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the
Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.
In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the
Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The
Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory
Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the
Board considered the terms of such agreements with certain minor changes as appropriate to reflect an internal restructuring.
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Second Quartile Fourth Quartile Fourth Quartile
Performance Benchmark
Underperformed Underperformed Underperformed
Expense Universe
Actual Management Fee Rate
Above Median
Net Total Expense Ratio
Above Median

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-B-0426P 5444436
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen AMT-Free Quality Municipal Income Fund

Date: July 2, 2026	By:	/s/ David J. Lamb
David J. Lamb Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 2, 2026	By:	/s/ David J. Lamb
David J. Lamb Chief Administrative Officer (principal executive officer)

Date: July 2, 2026	By:	/s/ Marc Cardella
Marc Cardella Vice President and Controller (principal financial officer)